December 31, 2001


Dear Shareholder:

The year 2001 has been anything but a "normal year" in America. We have been through a fairly major recession, a terrorist attack on American soil, a questioning of corporate accounting accuracy in view of the Enron scandal, massive layoffs at major corporations, etc. It is not my intent to minimize these tragic events that have had such a painful impact in the lives of so many of our fellow Americans but there are some positives.

Romans 8:28 tells us that God works all things together for good and I believe we are seeing the truth of that passage being lived out in the aftermath of these tragedies. I believe 9/11/01 was a wake up call for America and we responded in a very unified, positive manner. We have moved from being an opulent, self-absorbed society to one that is expressing more concern for our fellow man, our nation, and our traditional value system. These values define the essence of what the Timothy Plan is all about.

In market terms, the past two years have been rather messy with a negative pall overhanging general market performance. In spite of this, I am pleased to report that I believe our funds, when compared with their indexes, have performed quite well during this unsettled period. A close review of the material contained in the following pages should confirm the accuracy of this statement.

Although historical performance can not be considered a guarantee of future results, market history generally shows that the year following negative market performance of an 18 to 24 month duration has normally been very positive in terms of performance. I would be surprised if that wasn't the case this year - although, as stated above, there is no guarantee of that happening.

I draw strength and encouragement from two venues in times like this. First, I believe the firms we have selected to manage our various funds are among the best in the industry and, second, I am intimately acquainted with the One who is really in charge of our mission. Thank you for being part of the Timothy Plan family.


Yours in Christ,



Arthur D. Ally
President


Returns for the Year Ended December 31, 2001

---------------------------------------- ------------------ ------------- ---------------------------
Fund/Index                                   12 Months        5 Years        Average Annual Total
                                           Total Return       Average               Return
                                                               Annual          Since Inception
                                                                                    Return
---------------------------------------- ------------------ ------------- ---------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Timothy Small Cap Value Fund - Class A
(a) (With sales charge)                              3.63%      7.11%                6.66%
----------------------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Russell 2000 Index (a)                               2.49%      7.52%                9.60%
---------------------------------------- ------------------ ------------- ---------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Timothy Small Cap Value Fund - Class B
(b) (With CDSC)                                      3.77%      7.46%                7.45%
---------------------------------------- ------------------ ------------- ---------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Russell 2000 Index (b)                               2.49%     7.52%                 8.95%
---------------------------------------- ------------------ ------------- ---------------------------

(a) For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2001. (b) For the period August 25, 1995 (commencement of investment in accordance with objective) to December 31, 2001.

                     Timothy Small-Cap Value Fund      Russell 2000 Index
                     A - $16,510                       - $20,403
      3/24/94                            9,450.00               10,000.00
      3/31/94                            9,440.55                9,406.32
      6/30/94                            9,005.85                9,038.29
      9/30/94                            9,289.35                9,666.22
     12/31/94                            9,181.27                9,487.46
      3/31/95                            9,361.86                9,925.49
      6/30/95                            9,837.08               10,856.03
      9/30/95                           10,036.67               11,928.16
     12/31/95                            9,909.09               12,186.72
      3/31/96                           10,263.34               12,808.57
      6/30/96                           10,469.98               13,449.29
      9/30/96                           10,401.10               13,494.78
     12/31/96                           11,068.96               14,196.82
      3/31/97                           10,990.18               13,462.74
      6/30/97                           12,496.90               15,645.12
      9/30/97                           13,786.96               17,973.58
     12/31/97                           13,432.06               17,371.71
      3/31/98                           14,144.78               19,119.00
      6/30/98                           13,574.60               18,227.70
      9/30/98                           10,427.66               14,555.61
     12/31/98                           12,022.30               16,929.47
      3/31/99                           10,222.82               16,011.16
      6/30/99                           12,254.13               18,501.15
      9/30/99                           11,646.94               17,331.35
     12/31/99                           13,534.74               20,528.10
      3/31/00                           15,411.50               21,982.28
      6/30/00                           14,859.51               21,151.41
      9/30/00                           14,870.55               21,385.24
     12/31/00                           15,054.81               19,907.94
      3/31/01                           14,386.23               18,612.87
      6/30/01                           16,272.56               21,272.27
      9/30/01                           14,249.84               16,849.92
     12/31/01                           16,509.65               20,402.82



The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2001. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.



              Timothy Small-Cap B Russell 2000 Index
              - $15,974           - $17,478
      8/25/95     10,000.00       10,000.00
      9/30/95     10,066.73       10,218.04
     12/31/95      9,954.12       10,439.54
      3/31/96     10,299.75       10,972.24
      6/30/96     10,487.38       11,521.09
      9/30/96     10,398.50       11,560.06
     12/31/96     11,147.06       12,161.45
      3/31/97     11,057.64       11,532.62
      6/30/97     12,528.02       13,402.11
      9/30/97     13,799.70       15,396.75
     12/31/97     13,431.85       14,881.16
      3/31/98     14,107.32       16,377.95
      6/30/98     13,509.37       15,614.43
      9/30/98     10,353.49       12,468.81
     12/31/98     11,930.73       14,502.33
      3/31/99     10,113.24       13,715.68
      6/30/99     12,109.13       15,848.68
      9/30/99     11,417.82       14,846.59
     12/31/99     13,246.45       17,585.03
      3/31/00     15,086.24       18,830.73
      6/30/00     14,539.88       18,118.98
      9/30/00     14,539.88       18,319.29
     12/31/00     14,686.39       17,053.78
      3/31/01     13,999.66       15,944.38
      6/30/01     15,818.90       18,222.51
      9/30/01     13,825.89       14,434.18
     12/31/01     15,973.72       17,477.72

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 2000 Index on August 25, 1995 and held through December 31, 2001. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.


Returns for the Year Ended December 31, 2001

-------------------------------------------- ------------------ -----------------------------
Fund/Index                                       12 Months      Average Annual Total Return
                                               Total Return           Since Inception
-------------------------------------------- ------------------ -----------------------------
-------------------------------------------- ------------------ -----------------------------
Timothy Large/Mid- Cap Value Fund -
Class A (e)(With sales charge)                          -5.19%              1.43%
--------------------------------------------
-------------------------------------------- ------------------ -----------------------------
S&P 500 Index (e)                                      -11.88%             -6.52%
-------------------------------------------- ------------------ -----------------------------
-------------------------------------------- ------------------ -----------------------------
Timothy Large/Mid- Cap Value Fund -
Class B (f)(With CDSC)                                  -5.61%              0.51%
-------------------------------------------- ------------------ -----------------------------
-------------------------------------------- ------------------ -----------------------------
S&P 500 Index (f)                                      -11.88%             -6.84%
-------------------------------------------- ------------------ -----------------------------

(e) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2001. (f) For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2001.


                  Timothy Large/Mid-Cap Value Fund  S&P 500 Index
                  A - $10,356                       - $8,466
      7/14/99                        9,450.00            10,000.00
      7/31/99                        9,468.90             9,506.95
      8/31/99                        9,383.85             9,459.90
      9/30/99                        8,996.40             9,200.87
     10/31/99                        9,081.45             9,782.87
     11/30/99                        8,958.60             9,981.73
     12/31/99                        9,187.46            10,569.26
      1/31/00                        8,399.70            10,038.29
      2/29/00                        7,830.23             9,848.46
      3/31/00                        8,855.27            10,811.31
      4/28/00                        8,988.15            10,486.17
      5/31/00                        9,329.83            10,270.90
      6/30/00                        9,035.61            10,524.15
      7/31/00                        9,045.10            10,359.75
      8/31/00                        9,813.88            11,002.87
      9/30/00                        9,605.08            10,422.14
     10/31/00                       10,032.18            10,377.93
     11/30/00                        9,491.18             9,560.34
     12/31/00                       10,321.76             9,607.24
      1/31/01                       10,550.49             9,947.89
      2/28/01                       10,188.33             9,041.40
      3/31/01                        9,911.94             8,468.71
      4/30/01                       10,950.78             9,126.29
      5/31/01                       11,093.74             9,187.47
      6/30/01                       10,741.11             8,963.94
      7/31/01                       10,712.51             8,875.66
      8/31/01                       10,359.88             8,320.58
      9/30/01                        9,092.29             7,648.94
     10/31/01                        9,540.24             7,794.88
     11/30/01                       10,121.61             8,392.65
     12/31/01                       10,355.65             8,466.29

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2001. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.


                                       Timothy Large/Mid-Cap  S&P 500 INDEX
                                       B Value Fund - $10,627 - $8,397
      7/15/99                                 10,000.00       10,000.00
      7/31/99                                  9,520.00        9,429.48
      8/31/99                                  9,348.00        9,382.82
      9/30/99                                  8,939.50        9,125.90
     10/31/99                                  9,015.50        9,703.16
     11/30/99                                  8,863.50        9,900.40
     12/31/99                                  8,931.41       10,483.14
      1/31/00                                  8,301.64        9,956.50
      2/29/00                                  7,738.65        9,768.21
      3/31/00                                  8,750.11       10,723.22
      4/28/00                                  8,902.79       10,400.73
      5/31/00                                  9,227.22       10,187.22
      6/30/00                                  8,931.41       10,438.40
      7/31/00                                  8,940.96       10,275.33
      8/31/00                                  9,705.03       10,913.21
      9/30/00                                  9,465.77       10,337.21
     10/31/00                                  9,895.88       10,293.37
     11/30/00                                  9,341.72        9,482.44
     12/31/00                                 10,192.39        9,528.96
      1/31/01                                 10,934.48        9,866.83
      2/28/01                                 10,541.08        8,967.73
      3/31/01                                 10,248.55        8,399.70
      4/30/01                                 11,317.79        9,051.93
      5/31/01                                 11,459.01        9,112.61
      6/30/01                                 11,085.78        8,890.90
      7/31/01                                 11,035.35        8,803.34
      8/31/01                                 10,662.12        8,252.79
      9/30/01                                  9,350.79        7,586.62
     10/31/01                                  9,814.80        7,731.36
     11/30/01                                 10,409.94        8,324.27
     12/31/01                                 10,627.36        8,397.31
The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on July 15, 1999 and held through December 31, 2001. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2001

---------------------------------------------- -------------- -------------------------
Fund/Index                                       12 Months      Average Annual Total
                                               Total Return            Return
                                                                  Since Inception
---------------------------------------------- -------------- -------------------------
---------------------------------------------- -------------- -------------------------
Timothy Fixed Income Fund - Class A (c)
(With sales charge)                                    1.85%           1.43%
----------------------------------------------
---------------------------------------------- -------------- -------------------------
Dow Jones Bond Index (c)                               6.04%           0.58%
---------------------------------------------- -------------- -------------------------
---------------------------------------------- -------------- -------------------------
Timothy Fixed Income Fund - Class B (d)
(With CDSC)                                           -0.87%           0.24%
---------------------------------------------- -------------- -------------------------
---------------------------------------------- -------------- -------------------------
Dow Jones Bond Index (d)                               6.04%           1.04%
---------------------------------------------- -------------- -------------------------

(c) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2001. (d) For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2001.

              Timothy Fixed Income Dowm Jones Bond Index
              Fund A - $10,357     - $10,144
      7/14/99       9,575.00      10,000.00
      7/31/99       9,517.55       9,906.70
      8/31/99       9,594.15       9,849.73
      9/30/99       9,613.30       9,795.72
     10/31/99       9,603.73       9,727.95
     11/30/99       9,575.00       9,662.15
     12/31/99       9,515.80       9,543.31
      1/31/00       9,486.70       9,390.10
      2/29/00       9,544.91       9,415.64
      3/31/00       9,397.32       9,351.80
      4/28/00       9,171.70       9,342.96
      5/31/00       9,152.09       9,228.05
      6/30/00       9,358.22       9,352.78
      7/31/00       9,407.94       9,399.92
      8/31/00       9,467.61       9,519.74
      9/30/00       9,556.42       9,440.19
     10/31/00       9,606.93       9,363.58
     11/30/00       9,647.34       9,454.92
     12/31/00       9,736.19       9,566.88
      1/31/01       9,879.22       9,847.77
      2/28/01       9,991.60       9,914.56
      3/31/01      10,069.96       9,982.32
      4/30/01       9,935.83       9,893.93
      5/31/01      10,018.37       9,994.11
      6/30/01      10,124.95      10,054.02
      7/31/01      10,281.20      10,155.18
      8/31/01      10,395.79      10,187.59
      9/30/01      10,287.98      10,105.09
     10/31/01      10,509.34      10,235.71
     11/30/01      10,382.84      10,208.21
     12/31/01      10,356.81      10,144.37


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Dow Jones Bond Index on July 14, 1999 and held through December 31, 2001. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                                       Timothy Fixed Income Fund B- $10,817       Dow Jones Bond Index - $10,357
       8/5/99                                   10,000.00                         10,000.00
      8/31/99                                    9,980.00                          9,962.25
      9/30/99                                   10,000.00                          9,907.62
     10/31/99                                    9,990.00                          9,839.08
     11/30/99                                    9,960.00                          9,772.52
     12/31/99                                    9,928.83                          9,652.33
      1/31/00                                    9,847.78                          9,497.37
      2/29/00                                    9,898.44                          9,523.19
      3/31/00                                    9,744.34                          9,458.63
      4/28/00                                    9,508.67                          9,449.69
      5/31/00                                    9,518.92                          9,333.47
      6/30/00                                    9,713.60                          9,459.62
      7/31/00                                    9,765.49                          9,507.30
      8/31/00                                    9,827.75                          9,628.49
      9/30/00                                    9,922.40                          9,548.03
     10/31/00                                    9,954.00                          9,470.55
     11/30/00                                    9,985.60                          9,562.93
     12/31/00                                   10,139.62                          9,676.17
      1/31/01                                   10,139.62                          9,960.27
      2/28/01                                   10,235.27                         10,027.81
      3/31/01                                   10,262.91                         10,096.35
      4/30/01                                   10,091.32                         10,006.95
      5/31/01                                   10,134.22                         10,108.27
      6/30/01                                   10,201.35                         10,168.87
      7/31/01                                   10,406.89                         10,271.18
      8/31/01                                   10,612.43                         10,303.96
      9/30/01                                   10,586.58                         10,220.52
     10/31/01                                   10,805.54                         10,352.64
     11/30/01                                   10,674.16                         10,324.82
     12/31/01                                   10,558.88                         10,260.26
     12/31/01                                   10,816.51                         10,356.81



The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Dow Jones Bond Index on August 5, 1999 and held through December 31, 2001. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2001

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Aggressive Growth Fund -
Class A (g)(With sales charge)                         -25.23%             -31.55%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
Russell Mid Cap Growth Index (g)                       -20.15%            -28.94%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Aggressive Growth Fund -
Class B (h)(With CDSC)                                 -26.34%             -33.45%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Russell Mid Cap Growth Index (h)                       -20.15%            -28.05%
----------------------------------------------- --------------- -----------------------------

(g) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2001. (h) For the period October 9, 2000
(commencement of investment in accordance with objective) to December 31, 2001.

              Timothy Aggressive  Russell Mid Cap Growth
              Growth Fund A-$6,246 - $6,544
      10/5/00       9,450.00      10,000.00
     10/31/00       9,459.45       9,946.89
     11/30/00       7,663.95       7,785.33
     12/31/00       7,890.75       8,195.28
      1/31/01       7,711.20       8,663.46
      2/28/01       6,794.55       7,164.93
      3/31/01       6,114.15       6,139.50
      4/30/01       7,049.70       7,162.92
      5/31/01       6,993.00       7,129.25
      6/30/01       7,106.40       7,132.99
      7/31/01       6,652.80       6,651.94
      8/31/01       6,123.60       6,169.80
      9/30/01       5,197.50       5,150.13
     10/31/01       5,395.95       5,691.50
     11/30/01       6,029.10       6,304.23
     12/31/01       6,246.45       6,543.89

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid Cap Growth Index on October 5, 2000 and held through December 31, 2001. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                                 Timothy Aggressvie Growth Fund B - $6,560       Russell Mid Cap Growth Index - $6,670
      10/9/00                               10,000.00                            10,000.00
     10/31/00                               10,010.00                            10,138.98
     11/30/00                                8,110.00                             7,935.68
     12/31/00                                8,340.00                             8,353.55
      1/31/01                                8,140.00                             8,830.77
      2/28/01                                7,170.00                             7,303.30
      3/31/01                                6,450.00                             6,258.07
      4/30/01                                7,430.00                             7,301.25
      5/31/01                                7,370.00                             7,266.93
      6/30/01                                7,480.00                             7,270.74
      7/31/01                                7,000.00                             6,780.41
      8/31/01                                6,440.00                             6,288.95
      9/30/01                                5,470.00                             5,249.59
     10/31/01                                5,680.00                             5,801.41
     11/30/01                                6,340.00                             6,425.98
     12/31/01                                6,560.00                             6,670.26




The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell Mid Cap Growth Index on October 9, 2000 and held through December 31, 2001. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2001

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Large/Mid Cap Growth Fund -
Class A (i)(With sales charge)                         -27.05%             -26.00%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
Russell 1000 Growth Index (i)                          -20.42%            -30.30%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Large/Mid Cap Growth Fund -
Class B (j)(With CDSC)                                 -28.27%             -27.61%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Russell 1000 Growth Index (j)                          -20.42%            -28.94%
----------------------------------------------- --------------- -----------------------------

(i) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2001. (j) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2001.

              Timothy Large/Mid Cap  Russell 1000 Growth Index
              A - $6,880               - $6,389
      10/5/00              9,450.00          10,000.00
     10/31/00              9,535.05           9,724.13
     11/30/00              8,920.80           8,290.71
     12/31/00              8,912.39           8,028.32
      1/31/01              8,997.45           8,582.98
      2/28/01              7,825.51           7,125.85
      3/31/01              6,766.99           6,350.37
      4/30/01              7,589.24           7,153.62
      5/31/01              7,419.12           7,048.24
      6/30/01              7,059.97           6,885.06
      7/31/01              7,012.72           6,712.94
      8/31/01              6,417.30           6,164.13
      9/30/01              5,906.94           5,548.57
     10/31/01              6,228.28           5,839.71
     11/30/01              6,880.40           6,400.70
     12/31/01              6,880.40           6,388.69


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2001. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                                Timothy Large/Mid-Cap Growth Fund          Russell,1000 Growth Index
                                B - $7,220                                   - $6,569
      10/9/00                               10,000.00                      10,000.00
     10/31/00                               10,090.00                       9,998.00
     11/30/00                                9,440.00                       8,524.21
     12/31/00                                9,410.60                       8,254.42
      1/31/01                                9,500.61                       8,824.71
      2/28/01                                8,260.53                       7,326.54
      3/31/01                                7,140.45                       6,529.22
      4/30/01                                8,000.51                       7,355.09
      5/31/01                                7,830.50                       7,246.74
      6/30/01                                7,440.47                       7,078.96
      7/31/01                                7,390.47                       6,902.00
      8/31/01                                6,750.43                       6,337.73
      9/30/01                                6,220.40                       5,704.84
     10/31/01                                6,540.42                       6,004.17
     11/30/01                                7,230.46                       6,580.97
     12/31/01                                7,220.46                       6,568.61


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 1000 Growth Index on October 9, 2000 and held through December 31, 2001. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2001

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Strategic Growth Fund -
Class A (m)(With sales charge)                         -16.58%             -16.30%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (m)                                      -11.88%            -15.42%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Strategic Growth Fund -
Class B (n)(With CDSC)                                 -17.24%             -17.15%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (n)                                      -11.88%            -13.88%
----------------------------------------------- --------------- -----------------------------

(m) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2001. (n) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2001.

               Timothy Strategic Growth Fund
               A - $8,017                     S&P 500 Index - $8,123
      10/5/00                     9,450.00      10,000.00
     10/31/00                     9,563.40       9,957.55
     11/30/00                     8,816.85       9,173.07
     12/31/00                     9,081.45       9,218.08
      1/31/01                     9,175.95       9,544.93
      2/28/01                     8,495.55       8,675.16
      3/31/01                     7,749.00       8,125.66
      4/30/01                     8,505.00       8,756.61
      5/31/01                     8,514.45       8,815.31
      6/30/01                     8,334.90       8,600.84
      7/31/01                     8,155.35       8,516.13
      8/31/01                     7,720.65       7,983.54
      9/30/01                     6,907.95       7,339.11
     10/31/01                     7,172.55       7,479.13
     11/30/01                     7,777.35       8,052.69
     12/31/01                     8,017.06       8,123.35


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2001. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                             Timothy Strategic Growth Fund B   S&P 500 Index
                             - $8,434                          - $8,320
      10/9/00                          10,000.00                     10,000.00
     10/31/00                          10,120.00                     10,198.95
     11/30/00                           9,320.00                      9,395.46
     12/31/00                           9,610.00                      9,441.55
      1/31/01                           9,700.00                      9,776.33
      2/28/01                           8,980.00                      8,885.47
      3/31/01                           8,180.00                      8,322.66
      4/30/01                           8,970.00                      8,968.90
      5/31/01                           8,970.00                      9,029.03
      6/30/01                           8,780.00                      8,809.35
      7/31/01                           8,590.00                      8,722.59
      8/31/01                           8,130.00                      8,177.09
      9/30/01                           7,270.00                      7,517.03
     10/31/01                           7,550.00                      7,660.45
     11/30/01                           8,180.00                      8,247.92
     12/31/01                           8,433.68                      8,320.29

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2001. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2001

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Conservative Growth Fund -
Class A (k)(With sales charge)                         -10.61%             -8.77%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (k)                                      -11.88%            -15.42%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Conservative Growth Fund -
Class B (l)(With CDSC)                                 -11.23%             -9.55%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (l)                                      -11.88%            -13.88%
----------------------------------------------- --------------- -----------------------------

(k) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2001. (l) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2001.

                    Timothy Conservative
                    Growth Fund A - $8,921    S&P 500 Index- $8,123
      10/5/00                   9,450.00      10,000.00
     10/31/00                   9,639.00       9,957.55
     11/30/00                   9,147.60       9,173.07
     12/31/00                   9,421.65       9,218.08
      1/31/01                   9,544.50       9,544.93
      2/28/01                   9,081.45       8,675.16
      3/31/01                   8,599.50       8,125.66
      4/30/01                   9,034.20       8,756.61
      5/31/01                   9,100.35       8,815.31
      6/30/01                   8,968.05       8,600.84
      7/31/01                   8,939.70       8,516.13
      8/31/01                   8,722.35       7,983.54
      9/30/01                   8,070.30       7,339.11
     10/31/01                   8,334.90       7,479.13
     11/30/01                   8,712.90       8,052.69
     12/31/01                   8,921.10       8,123.35


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2001. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                              Timothy Conservative Growth Fund B - $9,339 S&P 500 Index - $8,320
      10/9/00                               10,000.00                     10,000.00
     10/31/00                               10,200.00                     10,198.95
     11/30/00                                9,670.00                      9,395.46
     12/31/00                                9,960.00                      9,441.55
      1/31/01                               10,080.00                      9,776.33
      2/28/01                                9,580.00                      8,885.47
      3/31/01                                9,070.00                      8,322.66
      4/30/01                                9,520.00                      8,968.90
      5/31/01                                9,580.00                      9,029.03
      6/30/01                                9,440.00                      8,809.35
      7/31/01                                9,400.00                      8,722.59
      8/31/01                                9,160.00                      8,177.09
      9/30/01                                8,470.00                      7,517.03
     10/31/01                                8,730.00                      7,660.45
     11/30/01                                9,120.00                      8,247.92
     12/31/01                                9,339.32                      8,320.29

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through
December 31, 2001. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

(Unaudited)
The following is a complete listing of all officers and directors of The Timothy Plan. It includes background and biography information for the benefit of the shareholders of the Funds.

------------------- ----------------- --------------- ----------------------- --------------- ---------------
Name, Address and     Position(s)        Term of            Principal           Number of         Other
       Age           Held with Fund     Office and     Occupation(s) During   Portfolios in   Directorships
                                        Length of          Past 5 Years        Fund Complex      Held by
                                       Time Served                             Overseen by       Director
                                                                                 Director
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Arthur D. Ally      Trustee,          Since January   President          and        10              0
(Year  of   Birth:  President     of  1994            controlling
1942)*              the       Trust,                  shareholder         of
1304          West  Chairman  of the                  Covenant  Funds,  Inc.
Fairbanks Avenue    Board         of                  ("CFI"),   a   holding
Winter Park, FL     Trustees.                         company.     President
                                                      and  general   partner
                                                      of  Timothy  Partners,
                                                      Ltd.   ("TPL"),    the
                                                      investment     adviser
                                                      and          principal
                                                      underwriter   to  each
                                                      Fund.   CFI  is   also
                                                      the  managing  general
                                                      partner of TPL.
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Joseph          E.  Trustee,          Since    April  Retired      Minister.        10              0
Boatwright          Secretary         1995            Currently  serves as a
(Year  of   Birth:                                    consultant    to   the
1930)**                                               Greater        Orlando
1410   Hyde   Park                                    Baptist   Association.
Drive                                                 Served    as    Senior
Winter Park, FL                                       Pastor  to  the  Aloma
                                                      Baptist Church from
                                                      1970-1996.
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Wesley          W.  Trustee,          Since  January  President,    Westwind        10              0
Pennington          Treasurer         1994.           Holdings,    Inc.,   a
(Year  of   Birth:                                    development   company,
1930)                                                 since            1997.
442 Raymond Avenue                                    President          and
Longwood, FL                                          controlling
                                                      shareholder,   Weston,
                                                      Inc.,     a     fabric
                                                      treatment     company,
                                                      form 1979-1997.
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Jock M. Sneddon     Trustee           Since  January  Physician,     Florida        10              0
(Year  of   Birth:                    1997.           Hospital Center.
1947)**
6001      Vineland
Drive
Orlando, FL
------------------- ----------------- --------------- ----------------------- --------------- ---------------






------------------- ----------------- --------------- ----------------------- --------------- ---------------
Name, Address and     Position(s)        Term of            Principal           Number of         Other
       Age           Held with Fund     Office and     Occupation(s) During   Portfolios in   Directorships
                                        Length of          Past 5 Years        Fund Complex      Held by
                                       Time Served                             Overseen by       Director
                                                                                 Director
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
W.  Thomas  Fyler,  Trustee           Since           President,                    10              0
Jr.                                   December 1998.  controlling
(Year  of   Birth:                                    shareholder   of  W.T.
1957)                                                 Fyler,    Jr./Ephesus,
90  West   Street,                                    Inc.,   a   New   York
Suite 1820                                            State       registered
New York, NY                                          investment    advisory
10006                                                 firm.         Founding
                                                      member      of     the
                                                      National   Association
                                                      of           Christian
                                                      Financial Consultants.
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Mathew D. Staver    Trustee           Since     June  Attorney  specializing        10              0
(Year  of   Birth:                    2000.           in    free     speech,
1956)**                                               appellate     practice
210 East  Palmetto                                    and religious  liberty
Ave.                                                  constitutional    law.
Longwood, FL 3275                                     Founder   of   Liberty
                                                      Counsel,  a  religious
                                                      civil        liberties
                                                      education   and  legal
                                                      defense
                                                      organization.     Host
                                                      of two radio  programs
                                                      devoted  to  religious
                                                      freedom        issues.
                                                      Editor  of  a  monthly
                                                      newsletter  devoted to
                                                      religious      liberty
                                                      topics.   Mr.   Staver
                                                      has argued  before the
                                                      United States  Supreme
                                                      Court      and     has
                                                      published     numerous
                                                      legal articles.
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Charles         E.  Trustee           Since     June  Director  of  Finance,        10              0
Nelson                                2000.           Hospice     of     the
(Year  of   Birth:                                    Comforter,   Inc.,   a
1934)                                                 non-profit
1145 Cross Creek                                      organization.
Altamonte                                             Formerly  Comptroller,
Springs, FL                                           Florida         United
                                                      Methodist   Children's
                                                      Home,  Inc.   Formerly
                                                      Credit      Specialist
                                                      with  the   Resolution
                                                      Trust  Corporation and
                                                      Senior  Executive Vice
                                                      President,     Barnett
                                                      Bank    of     Central
                                                      Florida,          N.A.
                                                      Formerly      managing
                                                      partner,        Arthur
                                                      Anderson,   CPA  firm,
                                                      Florida branch.
------------------- ----------------- --------------- ----------------------- --------------- ---------------







------------------- ----------------- --------------- ----------------------- --------------- ---------------
Name, Address and     Position(s)        Term of            Principal           Number of         Other
       Age           Held with Fund     Office and     Occupation(s) During   Portfolios in   Directorships
                                        Length of          Past 5 Years        Fund Complex      Held by
                                       Time Served                             Overseen by       Director
                                                                                 Director
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
Mark A. Minnella    Trustee           Since     June  Principal          and        10              0
(Year  of   Birth:                    2000.           co-founder    of   The
1955)                                                 Financial  Engineering
1215  Fern   Ridge                                    Center,     Inc.     a
Parkway                                               registered  investment
Suite 110                                             advisory         firm.
Creve Coeur, MO                                       Co-founder,  treasurer
                                                      and  director  of  the
                                                      National   Association
                                                      of           Christian
                                                      Financial
                                                      Consultants.       Mr.
                                                      Minnella      is     a
                                                      Registered  Investment
                                                      Principal        (NASD
                                                      Series   24),   and  a
                                                      registered  investment
                                                      adviser  (NASD  Series
                                                      65).    Host    of   a
                                                      weekly  radio  program
                                                      in St.  Louis  devoted
                                                      to           financial
                                                      planning.     Frequent
                                                      lecturer,  teacher and
                                                      author  of  a  variety
                                                      of financial  software
                                                      products.
------------------- ----------------- --------------- ----------------------- --------------- ---------------
------------------- ----------------- --------------- ----------------------- --------------- ---------------
William Dodson      Trustee           Since           Vice-President       -        10              0
(Year  of   Birth:                    November 2001.  Sales,      California
1960)                                                 Plan     of     Church
7120   N   Whitney                                    Finance,   a  division
Avenue                                                of    the     Southern
Fresno, CA 93720                                      Baptist  Convention of
                                                      California.         An
                                                      ordained  pastor,  Mr.
                                                      Dodson has  previously
                                                      served       as      a
                                                      Registered
                                                      Representative    with
                                                      Merrill    Lynch   for
                                                      four   years.   author
                                                      of   a   variety    of
                                                      financial     software
                                                      products.
------------------- ----------------- --------------- ----------------------- --------------- ---------------

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL. ** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

The Statement of Additional information includes additional information about Fund directors and is available, without charge, upon request, by calling The Timothy Plan at 1-800-846-7526.

SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 82.41%



             APPAREL - 1.84%
   31,500    Stage Stores, Inc.*                                                                      $ 724,500
                                                                                             -------------------

             BALL & ROLLER BEARINGS - 2.34%
   40,600    Kaydon Corp.                                                                               920,808
                                                                                             -------------------

             CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 3.50%
   39,000    Corn Products International, Inc.                                                        1,374,750
                                                                                             -------------------

             CREDIT SERVICES - 2.05%
   25,500    Americredit Corp.*                                                                         804,525
                                                                                             -------------------

             DIVERSIFIED COMMUNICATION SERVICES - 1.36%
   50,000    Crown Castle International*                                                                534,000
                                                                                             -------------------

             DRAWING & INSULATING NONFERROUS WIRE - 2.37%
   39,500    Belden, Inc.                                                                               930,225
                                                                                             -------------------

             ELECTRIC & OTHER SERVICES COMBINED - 2.34%
   36,500    ALLETE, Inc.                                                                               919,800
                                                                                             -------------------

             FARM/CONSTRUCTION MACHINERY - 2.44%
   57,000    Joy Global, Inc.*                                                                          957,600
                                                                                             -------------------

             INVESTMENT ADVICE - 3.00%
   17,800    Investors Financial Services Corp.                                                       1,178,538
                                                                                             -------------------

             LIFE INSURANCE - 4.07%
   35,000    Annuity & Life Re Holdings Ltd.                                                            878,850
   35,000    Presidential Life Corp.                                                                    719,600
                                                                                             -------------------
                                                                                                      1,598,450
                                                                                             -------------------
             MANAGEMENT SERVICES - 0.94%
   11,000    FYI, Inc.*                                                                                 368,500
                                                                                             -------------------

             MISCELLANEOUS PLASTIC PRODUCTS - 1.99%
   38,000    Spartech Corp.                                                                             780,900
                                                                                             -------------------

             MORTGAGE INVESTMENT - 2.45%
   71,000    New Century Financial Corp.                                                                960,630
                                                                                             -------------------

             MOTOR VEHICLE PARTS & ACCESSORIES - 1.63%
   24,000    Gentex Corp. *                                                                             641,520
                                                                                             -------------------

             OPHTHALMIC GOODS - 3.55%
   71,800    Sola International, Inc. *                                                               1,392,920
                                                                                             -------------------

             PERIODICALS:  PUBLISHING OR PUBLISHING & PRINTING - 0.01%
    900      Penton Media, Inc. *                                                                         5,634
                                                                                             -------------------

             PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.26%
  112,000    Concord Camera Corp. *                                                                     887,040
                                                                                             -------------------

             PLASTICS PRODUCTS, NEC - 0.72%
   15,000    Quixote Corp.                                                                              285,000
                                                                                             -------------------

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 82.41% (cont.)


             PUBLIC WAREHOUSING & STORAGE - 2.45%
   22,000    Iron Mountain, Inc. *                                                                    $ 963,600
                                                                                             -------------------

             RAILROADS, LINE-HAUL OPERATING - 2.88%
   80,000    Kansas City Southern Industries, Inc. *                                                  1,130,400
                                                                                             -------------------

             SCIENTIFIC/TECHNICAL INSTRUMENTS - 2.28%
   35,000    Cognex Corp.*                                                                              896,350
                                                                                             -------------------

             SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.24%
   90,000    Data Broadcasting Corp.*                                                                 1,272,600
                                                                                             -------------------

             SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.94%
   19,500    Investment Technology Group, Inc. *                                                        761,865
                                                                                             -------------------

             SEMICONDUCTOR EQUIPMENT/MATERIALS - 1.72%
   52,500    Axcelis Technologies, Inc.*                                                                676,725
                                                                                             -------------------

             SERVICES - ADVERTISING - 1.46%
   16,100    Valassis Communications, Inc. *                                                            573,482
                                                                                             -------------------

             SERVICES - BUSINESS SERVICES - 7.35%
   53,000    StarTek, Inc. *                                                                          1,004,350
   71,800    TeleTech Holdings, Inc. *                                                                1,028,894
   36,000    Viad Corp.                                                                                 852,480
                                                                                             -------------------
                                                                                                      2,885,724
                                                                                             -------------------
             SERVICES - COMPUTER PROGRAMMING SERVICES - 0.62%
   26,000    Hall, Kinion & Associates, Inc. *                                                          243,880
                                                                                             -------------------

             SERVICES-CONSUMER CREDIT REPORTING, COLLECTION AGENCIES  - 2.09%
   35,800    NCO Group, Inc.  *                                                                         819,820
                                                                                             -------------------

             SERVICES - HOME HEALTH CARE SERVICES - 1.25%
   55,000    Hooper Holmes, Inc.                                                                        492,250
                                                                                             -------------------

             SERVICES - PERSONAL SERVICES - 2.66%
   40,500    Regis Corp.                                                                              1,044,090
                                                                                             -------------------

             SPORTING GOODS - 3.17%
   65,000    Calloway Golf Co.                                                                        1,244,750
                                                                                             -------------------

             STATE COMMERCIAL BANKS - 2.77%
   34,000    North Fork Bancorp, Inc.                                                                 1,087,660
                                                                                             -------------------

             TELEPHONE & TELEGRAPH APPARATUS - 2.80%
   43,000    Plantronics, Inc. *                                                                      1,102,520
                                                                                             -------------------

             WHOLESALE - DURABLE GOODS - 2.54%
   67,100    Handleman Co. *                                                                            996,435
                                                                                             -------------------

             WHOLESALE - PAPER & PAPER PRODUCTS - 2.33%
   27,200    United Stationers, Inc. *                                                                  915,281
                                                                                             -------------------

             Total Common Stocks (cost $25,948,152)                                                  32,372,772
                                                                                             -------------------

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.



SCHEDULE OF INVESTMENTS
As of December 31, 2001

SHORT TERM INVESTMENTS - 3.59%


 1,412,315   First American Treasury Fund (cost $1,412,315)                                         $ 1,412,315
                                                                                             -------------------

             TOTAL INVESTMENTS - 86.00% (identified cost $27,360,467)                                33,785,087

             OTHER ASSETS AND LIABILITIES, NET - 14.00%                                               5,498,276
                                                                                             -------------------

             NET ASSETS - 100.00%                                                                    39,283,363
                                                                                             ===================

             * Non-income producing securities

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS


      Investments in Securities at Value (identified cost $27,360,467) [NOTE 1]                    $ 33,785,087
      Cash                                                                                            5,461,744
      Receivables:
         Interest                                                                                         1,655
         Dividends                                                                                       11,945
         Fund Shares Sold                                                                               145,139
         Fund Share Commissions Receivable From Advisor                                                     616
      Prepaid expenses                                                                                   13,133
                                                                                            --------------------

      Total Assets                                                                                  $39,419,319
                                                                                            ====================

LIABILITIES


      Payable for Fund Shares Redeemed                                                                 $ 90,318
      Accrued Expenses                                                                                   45,638
                                                                                            --------------------

      Total Liabilities                                                                               $ 135,956
                                                                                            ====================

NET ASSETS


      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        1,569,193 shares outstanding)                                                               $21,632,477
        Net Asset Value and Redemption Price Per Class A Share ($21,632,477 / 1,569,193 shares)         $ 13.79
        Offering Price Per Share ($13.79/0.945)                                                         $ 14.59
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        1,335,644 shares outstanding)                                                               $17,650,886
        Net Asset Value and Offering
        Price Per Class B Share ($17,650,886 / 1,335,644 shares)                                        $ 13.22
        Maximum Redemption Price Per Class B Share ($13.22 x 0.95)                                      $ 12.56

      Net Assets                                                                                    $39,283,363
                                                                                            ====================

SOURCES OF NET ASSETS


      At December 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                            $ 32,858,743
        Net Unrealized Appreciation in Value of Investments                                           6,424,620
                                                                                            --------------------

      Net Assets                                                                                    $39,283,363
                                                                                            ====================

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME


      Interest                                                                                   $ 179,378
      Dividends                                                                                    165,596
      Miscellaneous                                                                                  2,726
                                                                                         ------------------

      Total Investment Income                                                                      347,700
                                                                                         ------------------

EXPENSES


      Investment Advisory Fees [NOTE 3]                                                            301,143
      12b-1 Fess (Class A = $39,835, Class B =$121,055) [NOTE 3]                                   160,890
      Transfer Agent Fees (Class A = $45,734, Class B = $46,978)                                    92,712
      Auditing Fees                                                                                 32,903
      Service Fees (Class B) [NOTE 3]                                                               42,936
      Accounting Fees                                                                               22,899
      Legal Expense                                                                                 23,974
      Registration Fees                                                                             67,732
      Insurance Expense                                                                             17,013
      Custodian Fees                                                                                 5,900
      Administration Fees                                                                            4,581
      Miscellaneous Expense                                                                         12,144
                                                                                         ------------------

      Total Net Expenses                                                                           784,827
                                                                                         ------------------

      Net Investment Loss                                                                         (437,127)
                                                                                         ------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS


      Net Realized Gain on Investments                                                              16,332
      Change in Unrealized Appreciation of Investments                                           3,714,604
                                                                                         ------------------

      Net Realized and Unrealized Gain on Investments                                            3,730,936
                                                                                         ------------------

      Increase in Net Assets Resulting from Operations                                          $3,293,809
                                                                                         ==================

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.




STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                        year ended         year ended
                                                                         12/31/01           12/31/00
      Operations:
      Net Investment Loss                                                  $ (437,127)        $ (198,821)
      Net Change in Unrealized Appreciation (Depreciation) of Investments   3,714,604         (2,669,620)
      Net Realized Gain on Investments                                         16,332          6,003,643
                                                                      ----------------  -----------------
      Increase in Net Assets (resulting from operations)                    3,293,809          3,135,202
                                                                      ----------------  -----------------

      Distributions to Shareholders From:
      Net Capital Gains:
         Class A                                                              (44,011)        (1,148,640)
         Class B                                                              (36,840)        (1,245,360)
                                                                      ----------------  -----------------
      Total Net Distributions                                                 (80,851)        (2,394,000)
                                                                      ----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                            7,582,801          3,011,710
         Class B                                                            2,395,921          3,745,971
         Class C                                                                    -            208,478
      Dividends Reinvested:
         Class A                                                               44,109          1,104,960
         Class B                                                               42,968          1,172,428
         Class C                                                                    -                  -
      Cost of Shares Redeemed:
         Class A                                                           (3,026,812)        (2,668,524)
         Class B                                                           (2,816,976)        (2,958,024)
         Class C                                                                    -           (357,732)
                                                                      ----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)    4,222,011          3,259,267
                                                                      ----------------  -----------------

      Total Increase in Net Assets                                          7,434,969          4,000,469

      Net Assets:
      Beginning of Year                                                    31,848,394         27,847,925
                                                                      ----------------  -----------------

      End of Year                                                        $ 39,283,363       $ 31,848,394
                                                                      ================  =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                              598,374            228,487
         Class B                                                              195,221            290,225
         Class C                                                                    -             19,040
      Shares Reinvested:
         Class A                                                                3,657             87,626
         Class B                                                                3,724             96,180
         Class C                                                                    -                  -
      Shares Redeemed:
         Class A                                                             (239,337)          (201,041)
         Class B                                                             (227,826)          (229,678)
         Class C                                                                    -            (30,224)
                                                                      ----------------  -----------------
      Net Increase in Number of Shares Outstanding                            333,813            260,615
                                                                      ================  =================

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES
                                                        year         year        year        year        year
                                                        ended        ended       ended       ended       ended
                                                      12/31/01     12/31/00    12/31/99    12/31/98    12/31/97

     Per Share Operating Performance:
     Net Asset Value at Beginning of Year                $12.61       $12.26      $10.89      $12.25      $11.24
                                                      ----------   ----------  ----------  ----------  ----------

     Income from Investment Operations:
        Net Investment Income (Loss)                      (0.09)       (0.05)      (0.02)       0.01        0.02
        Net Realized and Unrealized Gain (Loss) on Investme1.30         1.43        1.39       (1.30)       2.37
                                                      ----------   ----------  ----------  ----------  ----------
        Total from Investment Operations                   1.21         1.38        1.37       (1.29)       2.39
                                                      ----------   ----------  ----------  ----------  ----------

     Less Distributions:
        Dividends from Realized Gains                     (0.03)       (1.03)          -       (0.07)      (1.38)
        Dividends from Net Investment Income                  -            -           -           -           -
                                                      ----------   ----------  ----------  ----------  ----------
        Total Distributions                               (0.03)       (1.03)          -       (0.07)      (1.38)
                                                      ----------   ----------  ----------  ----------  ----------

     Net Asset Value at End of Year                      $13.79       $12.61      $12.26      $10.89      $12.25
                                                      ==========   ==========  ==========  ==========  ==========

     Total Return (A)                                     9.66%       11.23%      12.58%      (10.50)%    21.35%

     Ratios/Supplemental Data:
     Net Assets, End of Year (in 000s)                  $21,632      $15,217     $13,377     $13,287     $11,208

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       1.89%        1.97%       2.22%       2.09%       2.75%
        After Reimbursement of Expenses by Advisor        1.89%        1.76%       1.60%       1.60%       1.60%

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       (0.80)%      (0.48)%     (0.82)%     (1.15)%     (0.90)%
        After Reimbursement of Expenses by Advisor        (0.80)%      (0.27)%     (0.20)%     (0.66)%     0.25%

     Portfolio Turnover                                  61.41%       99.17%      78.79%      69.42%     136.36%

(A) Total Return Calculation Does Not Reflect Sales Load.

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES
                                                        year         year        year        year        year
                                                        ended        ended       ended       ended       ended
                                                      12/31/01     12/31/00    12/31/99    12/31/98    12/31/97

     Per Share Operating Performance:
     Net Asset Value at Beginning of Year                $12.19       $11.88      $10.70      $12.13      $11.22
                                                      ----------   ----------  ----------  ----------  ----------

     Income from Investment Operations:
        Net Investment Loss                               (0.22)       (0.10)      (0.11)      (0.07)      (0.03)
        Net Realized and Unrealized Gain (Loss) on Investme1.28         1.39        1.29       (1.29)       2.32
                                                      ----------   ----------  ----------  ----------  ----------
        Total from Investment Operations                   1.06         1.29        1.18       (1.36)       2.29
                                                      ----------   ----------  ----------  ----------  ----------

     Less Distributions:
        Dividends from Realized Gains                     (0.03)       (0.98)          -       (0.07)      (1.38)
        Dividends from Net Investment Income                  -            -           -           -           -
                                                      ----------   ----------  ----------  ----------  ----------
        Total Distributions                               (0.03)       (0.98)          -       (0.07)      (1.38)
                                                      ----------   ----------  ----------  ----------  ----------

     Net Asset Value at End of Year                      $13.22       $12.19      $11.88      $10.70      $12.13
                                                      ==========   ==========  ==========  ==========  ==========


     Total Return (A)                                     8.77%       10.87%      11.03%      (11.18)%    20.50%

     Ratios/Supplemental Data:
     Net Assets, End of Year (in 000s)                  $17,651      $16,631     $14,351     $14,114     $11,389

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       2.72%        2.72%       2.72%       2.84%       3.41%
        After Reimbursement of Expenses by Advisor        2.72%        2.51%       2.35%       2.35%       2.26%

     Ratio of Net Investment Loss to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       (1.78)%      (1.23)%     (1.34)%     (1.90)%     (1.56)%
        After Reimbursement of Expenses by Advisor        (1.78)%      (1.02)%     (0.97)%     (1.41)%     (0.41)%

     Portfolio Turnover                                  61.41%       99.17%      78.79%      69.42%     136.36%

(A) Total Return Calculation Does Not Reflect Redemption Fee.

Timothy Small-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 93.21%


                 ABRASIVE ASBESTOS & MISC NONMETALLIC MINERAL PRODUCTS - 4.06%
          10,000 Cabot Corporation                                                          $ 357,000
           3,000 Minnesota Mining & Manufacturing Co.                                         354,630
                                                                                       -------------------
                                                                                              711,630
                                                                                       -------------------
                 CANNED, FROZEN & PRESERVED FRUIT, VEG & FOOD SPECIALTIES - 1.89%
           8,000 H.J. Heinz                                                                   328,960
                                                                                       -------------------

                 COMMERCIAL BANKS - 2.43%
          10,000 Golden State Bancorp., Inc.                                                  261,500
           5,052 RBC Fininacial Group (formerly Royal Bank of Canada)                         164,544
                                                                                       -------------------
                                                                                              426,044
                                                                                       -------------------
                 COMPUTER STORAGE DEVICES - 1.83%
          20,000 Advanced Digital Information Corp.*                                          320,800
                                                                                       -------------------

                 CONSTRUCTION, MINING & MATERIALS HANDLING MACHINERY & EQUIP - 2.33%
          11,000 Dover Corp.                                                                  407,770
                                                                                       -------------------

                 CRUDE PETROLEUM & NATURAL GAS - 8.10%
           7,200 Apache Corp.                                                                 359,136
           9,000 Anadarko Petroleum Corp.                                                     511,650
          10,000 Kerr-Mcgee Corp.                                                             548,000
                                                                                       -------------------
                                                                                            1,418,786
                                                                                       -------------------

                 ELECTRIC SERVICES - 2.54%
          17,000 TECO Energy, Inc.                                                            446,080
                                                                                       -------------------

                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                    (NO COMPUTER EQUIPMENT) - 3.26%
          10,000 Emerson Electric Co.                                                         571,000
                                                                                       -------------------

                 ELECTRONIC COMPONENTS & ACCESSORIES - 2.01%
          10,000 KEMET Corp. *                                                                177,500
           9,000 Vishay Intertechnology, Inc. *                                               175,500
                                                                                       -------------------
                                                                                              353,000
                                                                                       -------------------

                 FIRE, MARINE & CASUALTY INSURANCE - 1.58%
          15,000 The Phoenix Companies, Inc. *                                                277,500
                                                                                       -------------------

                 GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.79%
           7,500 Ingersoll-Rand Company Ltd.                                                  313,575
                                                                                       -------------------

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 93.21% (Cont.)



                 HEAVY CONTRUCTION OTHER THAN BUILDING CONST -
                    CONTRACTORS - 1.49%
           7,000 Fluor Corp.                                                                    $ 261,800
                                                                                       -------------------

                 INDUSTRIAL INORGANIC CHEMICALS - 3.10%
           6,000 Air Products & Chemicals, Inc.                                                   281,460
          11,000 ATMI, Inc.*                                                                      262,350
                                                                                       -------------------
                                                                                                  543,810
                                                                                       -------------------
                 LIFE INSURANCE - 2.24%
          10,000 Torchmark Corp.                                                                  393,300
                                                                                       -------------------
                 MACHINE TOOLS, METAL CUTTING TYPES - 0.92%
           4,000 Kennametal, Inc.                                                                 161,080
                                                                                       -------------------
                 METAL MINING - 2.01%
           4,500 Rio Tinto Plc (a)                                                                352,350
                                                                                       -------------------
                 METAL WORKING MACHINERY & EQUIPMENT - 3.12%
           4,000 SPX Corp.*                                                                       547,600
                                                                                       -------------------
                 MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 2.12%
          15,200 Masco Corp.                                                                      372,400
                                                                                       -------------------
                 MISCELLANEOUS FABRICATED METAL PRODUCTS - 1.44%
           5,500 Parker Hannifin Corp.                                                            252,505
                                                                                       -------------------
                 MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY
                            & EQUIPMENT - 2.30%
           8,000 ITT Industries, Inc.                                                             404,000
                                                                                       -------------------

                 MOTOR VEHICLE PARTS & ACCESSORIES - 1.90%
           9,000 TRW, Inc.                                                                        333,360
                                                                                       -------------------
                 NATIONAL COMMERCIAL BANKS - 1.17%
           7,000 National City Corp.                                                              204,680
                                                                                       -------------------
                 NATURAL GAS TRANSMISSION - 2.60%
          10,200 El Paso Energy Corp.                                                             455,022
                                                                                       -------------------
                 OPTICAL INSTRUMENTS & LENSES - 2.54%
           9,000 KLA-Tencor Corp. *                                                               446,040
                                                                                       -------------------
                 PAPER MILLS - 3.75%
          11,000 Kimberly Clark Corp.                                                             657,800
                                                                                       -------------------

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 93.21% (Cont.)


                 PHARMACEUTICAL PREPARATIONS - 4.42%
           6,000 Abbott Laboratories                                                            $ 334,500
           7,500 Merck & Co., Inc.                                                                441,000
                                                                                       -------------------
                                                                                                  775,500
                                                                                       -------------------
                 PLASTIC PRODUCTS - 2.33%
          10,000 Sealed Air Corp*                                                                 408,200
                                                                                       -------------------
                 PUBLIC BUILDING AND RELATED FURNITURE - 2.18%
          10,000 Lear Corp. *                                                                     381,400
                                                                                       -------------------
                 REAL ESTATE INVESTMENT TRUSTS - 2.65%
          15,000 Mack-Cali Realty Corp.                                                           465,300
                                                                                       -------------------
                 RETAIL - DRUG STORES & PROPRIETARY STORES - 3.85%
          22,800 CVS Corp.                                                                        674,880
                                                                                       -------------------
                 RETAIL-EATING PLACES - 2.34%
          12,000 Outback Steakhouse, Inc. *                                                       411,000
                                                                                       -------------------
                 RETAIL-GROCERY STORES - 6.43%
          30,000 Kroger Co.*                                                                      626,100
          12,000 Safeway Inc. *                                                                   501,000
                                                                                       -------------------
                                                                                                1,127,100
                                                                                       -------------------
                 SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.43%
          16,000 Church & Dwight Co., Inc.                                                        426,080
                                                                                       -------------------

                 SPECIAL INDUSTRY MACHINERY, NEC - 4.06%
           8,000 Novellus Systems, Inc. *                                                         315,600
          11,000 Veeco Instruments, Inc.*                                                         396,550
                                                                                       -------------------
                                                                                                  712,150
                                                                                       -------------------

                 Total Common Stocks (cost $15,348,499)                                      $ 16,342,502
                                                                                       -------------------

SHORT-TERM INVESTMENTS - 5.79%

         771,582 Firstar Bank Treasury Fund (cost $771,582)                                       771,582
         243,777 Huntington Money Fund - Investment A (cost $243,777)                             243,777
                                                                                       -------------------
                                                                                                1,015,359
                                                                                       -------------------

                 TOTAL INVESTMENTS - 99.00% (identified cost $16,363,858)                      17,357,861

                 OTHER ASSETS AND LIABILITIES, NET - 1.00%                                        175,273
                                                                                       -------------------

                 NET ASSETS - 100.00%                                                        $ 17,533,134
                                                                                       ===================

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

*  Non-income producing securities
(a) American Depositary Receipt


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS

      Investments in Securities at Value (identified cost $16,363,858) [NOTE 1]                  $ 17,357,861
      Cash                                                                                              1,708
      Receivables:
         Interest                                                                                       1,277
         Dividends                                                                                     18,978
         Fund Shares Sold                                                                             194,534
      Prepaid Expenses                                                                                  7,885
      Other Assets                                                                                        540
                                                                                            ------------------

      Total Assets                                                                                $17,582,783
                                                                                            ==================

LIABILITIES
      Payable for Fund Shares Redeemed                                                                $ 2,617
      Payable for Investment Securities Purchased                                                      37,060
      Accrued Expenses                                                                                  9,972
                                                                                            ------------------
      Total Liabilities                                                                              $ 49,649
                                                                                            ==================

NET ASSETS


      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        1,280,192 share outstanding)                                                              $13,858,276
        Net Asset Value and Redemption price Per Class A Share ($13,858,276 /1,280,192 shares)        $ 10.83
        Offering Price Per Share ($10.83 / 0.945)                                                     $ 11.46
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        350,065 shares Outstanding)                                                                $3,674,858
        Net Asset Value and Offering Price Per Class B Share ($3,674,858 / 350,065 shares)            $ 10.50
        Redemption Price Per Share ($10.50 x 0.95)                                                     $ 9.98

      Net Assets                                                                                  $17,533,134
                                                                                             ==================

SOURCES OF NET ASSETS


      At December 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                          $ 16,691,577
        Net Accumulated Realized Loss on Investments                                                 (152,446)
        Net Unrealized Appreciation in Value of Investments                                           994,003
                                                                                            ------------------
            Net Assets                                                                            $17,533,134
                                                                                            ==================

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.


STATEMENT OF OPERATIONS
As of December 31, 2001

INVESTMENT INCOME


      Interest                                                                                      $ 25,317
      Dividends                                                                                      160,369
                                                                                             ----------------

      Total Investment Income                                                                        185,686
                                                                                             ----------------

EXPENSES

      Investment Advisory Fees [NOTE 3]                                                              104,742
      Transfer Agent Fees (Class A = $18,149, Class B = $8,814)                                       24,758
      Administration Fees                                                                              4,626
      12b-1 Fees (Class A = $22,474, Class B = $23,640) [NOTE 3]                                      46,114
      Accounting Fees                                                                                 22,568
      Registration Fees                                                                                7,145
      Custodian Fees                                                                                   3,230
      Auditing Fees                                                                                    7,281
      Servicing Fees (Class B) [NOTE 3]                                                                8,598
      Insurance Expense                                                                                2,223
      Legal fees                                                                                       5,789
      Printing Expense                                                                                 1,856
      Miscellaneous Expense                                                                              981
                                                                                             ----------------
      Total Net Expenses                                                                             239,911
                                                                                             ----------------
      Net Investment Loss                                                                            (54,225)
                                                                                             ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net Realized Loss on Investments                                                               (68,191)
      Change in Unrealized Appreciation of Investments                                               155,065
                                                                                             ----------------
      Net Realized and Unrealized Gain on Investments                                                 86,874
                                                                                             ----------------
      Increase in Net Assets Resulting from Operations                                              $ 32,649
                                                                                             ================

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF CHANGES IN NET ASSETS


INCREASE IN NET ASSETS

                                                                     year ended           year ended
                                                                      12/31/01             12/31/00



      Operations:
      Net Investment Income (Loss)                                    $ (54,225)            $ 15,894
      Net Change in Unrealized Appreciation (Depreciation)
          of Investments                                                155,065                1,500
      Net Realized Gain (Loss) on Investments                           (68,191)             839,378
                                                                 ---------------    -----------------
      Increase (Decrease) in Net Assets
         (resulting from operations)                                     32,649              856,772
                                                                  --------------    -----------------

      Distributions to Shareholders From:
      Net Realized Gains
         Class A                                                        (43,614)              (7,543)
         Class B                                                        (12,208)              (4,267)
         Class C                                                              -                    -
      Net Income:
         Class A                                                              -              (12,468)
         Class B                                                              -               (7,012)
         Class C                                                              -                    -
                                                                  --------------    -----------------

      Total Distribution                                                (55,822)             (31,290)
                                                                  --------------    -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                     10,058,695            3,714,059
         Class B                                                      1,402,013            2,104,479
         Class C                                                              -               14,996
      Dividends Reinvested:
         Class A                                                         24,145               16,832
         Class B                                                         11,176               10,099
         Class C                                                              -                    -
      Cost of Shares Redeemed:
         Class A                                                     (1,188,436)            (157,559)
         Class B                                                       (360,063)            (277,869)
         Class C                                                              -             (171,405)
                                                                  --------------    -----------------

      Increase in Net Assets (resulting from
        apital share transactions)                                    9,947,530            5,253,632
                                                                   -------------    -----------------

      Total Increase in Net Assets                                    9,924,357            6,079,114

      Net Assets:
      Beginning of Year                                               7,608,777            1,529,663
                                                                    ------------    -----------------

      End of Year                                                  $ 17,533,134          $ 7,608,777
                                                                  ==============    =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                        931,545              383,562
         Class B                                                        133,156              223,586
         Class C                                                              -                1,864
      Shares Reinvested:
         Class A                                                          2,259                1,553
         Class B                                                          1,078                  953
         Class C                                                              -                    -
      Shares Redeemed:
         Class A                                                       (110,187)             (15,946)
         Class B                                                        (35,658)             (29,107)
         Class C                                                              -              (18,194)
                                                                  --------------    -----------------
      Net Increase in Number of Shares Outstanding                      922,193              548,271
                                                                  ==============    =================

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.


FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.



LARGE/MID CAP VALUE FUND - CLASS A SHARES
                                                                  year         year        period
                                                                  ended        ended       ended
                                                                12/31/01     12/31/00    12/31/99 (B)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period                       $ 10.83       $ 9.68      $ 10.00
                                                                ----------   ----------  -----------

     Income from Investment Operations:
        Net Investment Income                                       (0.02)        0.04         0.02
        Net Realized and Unrealized Gain (Loss) on Investments       0.06         1.16        (0.30)
                                                                ----------   ----------  -----------
        Total from Investment Operations                             0.04         1.20        (0.28)
                                                                ----------   ----------  -----------

     Less Distributions:
        Dividends from Realized Gains                               (0.04)       (0.02)       (0.02)
        Dividends from Net Investment Income                            -        (0.03)       (0.02)
                                                                ----------   ----------  -----------
        Total Distributions                                         (0.04)       (0.05)       (0.04)
                                                                ----------   ----------  -----------

     Net Asset Value at End of Period                             $ 10.83      $ 10.83       $ 9.68
                                                                ==========   ==========  ===========

     Total Return (A) (D)                                           0.33%       12.35%        (3.28)%

     Ratios/Supplemental Data:
     Net Assets, End of Period (in 000s)                         $ 13,858      $ 4,493        $ 846

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                 1.70%        2.70%        4.69% (C)
        After Reimbursement of Expenses by Advisor                  1.70%        1.65%        1.60% (C)

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                 (0.20)%      (0.30)%      (2.34)(C)
        After Reimbursement of Expenses by Advisor                  (0.20)%      0.67%        0.75% (C)

     Portfolio Turnover                                            26.44%       50.98%        8.02%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31,
1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Retun Is Not Annualized.

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.


LARGE/MID CAP VALUE FUND - CLASS B SHARES
                                                                 year        year        period
                                                                ended        ended        ended
                                                               12/31/01    12/31/00     12/31/99 (B)


     Per Share Operating Performance:
     Net Asset Value at Beginning of Period                      $ 10.60      $ 9.36      $ 10.00
                                                              -----------  ----------   ----------

     Income from Investment Operations:
        Net Investment Income                                      (0.12)       0.01         0.02
        Net Realized and Unrealized Gain (Loss) on Investments      0.06        1.28        (0.62)
                                                              -----------  ----------   ----------
        Total from Investment Operations                           (0.06)       1.29        (0.60)
                                                              -----------  ----------   ----------

     Less Distributions:
        Dividends from Realized Gains                              (0.04)      (0.02)       (0.02)
        Dividends from Net Investment Income                           -       (0.03)       (0.02)
                                                              -----------  ----------   ----------
        Total Distributions                                        (0.04)      (0.05)       (0.04)
                                                              -----------  ----------   ----------

     Net Asset Value at End of Year                              $ 10.50     $ 10.60       $ 9.36
                                                              ===========  ==========   ==========

     Total Return (A) (D)                                          (0.61)%    13.73%        (4.78)%

     Ratios/Supplemental Data:
     Net Assets, End of Period (in 000s)                         $ 3,675     $ 2,665        $ 525

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                2.66%       3.45%        5.87% (C)
        After Reimbursement of Expenses by Advisor                 2.66%       2.40%        2.35% (C)

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                (1.12)%     (1.13)%      (2.34)(C)
        After Reimbursement of Expenses by Advisor                 (1.12)%     (0.08)%      1.15% (C)

     Portfolio Turnover                                           26.44%      50.98%        8.02%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31,
1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Retun Is Not Annualized.

Timothy Plan Large-Cap Value Fund
See accompanying notes which are an integral part of the fianncial statements.

SCHEDULE OF INVESTMENTS
As of December 31, 2001

Bonds - 85.52%


                   CONVERTIBLE CORPORATE BONDS - 3.91%
      $ 50,000     National Data Corp., 5.00% 11/01/2003                                     $ 54,125
       150,000     Omnicare, Inc., 5.00% 12/01/2007                                           139,688
        50,000     Penn Treaty America Corp., 6.25% 12/01/2003                                 33,062
                                                                                    ------------------
                                                                                              226,875
                                                                                    ------------------

                   CORPORATE BONDS - 79.85%
        10,000     Allegiance Corp., 7.30% 10/15/2006                                          10,732
        25,000     American General Finance Corp., 7.25% 05/15/2005                            26,935
       200,000     Archer Daniels Midland Co., 6.625% 05/01/2029                              196,897
       100,000     Bankers Trust Corp. Tranche #0006 Series A, 7.00% 01/29/2018                94,335
       150,000     Burlington Northern Santa Fe, 7.00% 12/15/2025                             150,178
        75,000     Burlington Resources, Inc., 7.375% 03/01/2029                               73,377
       100,000     Champion International Corp., 7.15% 12/15/2027                              94,749
       100,000     Coca Cola Enterprise, Inc., 6.95% 11/15/2026                               104,127
       100,000     Computer Sciences Corp., 6.75% 06/15/2006                                  104,260
       150,000     Conoco Funding Co., 6.35% 10/15/2011                                       151,588
        50,000     Consolidate Edison, Inc., 6.45% 12/01/2007                                  50,888
        25,000     Cooper Industries, 6.70% 09/22/2005                                         25,541
       100,000     Cooper Tire & Rubber Co., 7.625% 03/15/2027                                 87,251
        50,000     Cooper Tire & Rubber Co., 8.00% 12/15/2019                                  46,337
        25,000     CSX Transportation, 7.33% 06/01/2005                                        26,633
       200,000     Deere & Co., 6.55% 10/01/2028                                              188,043
        75,000     Dell Computer Corp., 7.10% 04/15/2028                                       70,622
        50,000     Donaldson Lufkin Jenrette, 5.875% 04/01/2002                                50,430
       165,000     Donnelley R R&Son, 6.625% 04/15/2029                                       149,026
       100,000     Dow Chemical 6.125%, 02/01/2011                                            101,080
       125,000     DuPont EI Nemours, 6.50% 01/15/2028                                        126,654
        45,000     DuPont EI Nemours, 6.00% 03/06/2003                                         46,600
       150,000     Duke Energy Corp., 6.75% 08/01/2025                                        142,485
       200,000     Georgia Pacific Corp., 7.75% 11/15/2029                                    173,648
        75,000     Georgia Pacific Corp., 8.125% 06/15/2023                                    69,204
       100,000     Household Finance Corp., 6.75% 05/15/2011                                   99,606
        10,000     Household Finance Corp., 7.30% 07/30/2012                                   10,111
       150,000     Inco Ltd, 7.75% 03/15/2016                                                 148,500
       200,000     Jersey Cent Power & Light Co., 6.75% 11/01/2025                            181,486
        25,000     Lehman Brothers Holdings, Inc., 6.625% 02/05/2006                           25,941
       100,000     Lowes Cos., Inc., 6.875% 02/15/2028                                        100,347
       150,000     MCI Communications Corp., 7.75% 03/15/2024                                 144,707
        50,000     Mead Corp., 7.125% 08/01/2025                                               43,434
       100,000     Merck & Co. Inc., 6.40% 03/01/2028                                          99,778
       100,000     Merck & Co. Inc., 6.30% 01/01/2026                                          98,866
        50,000     National Rural Utilities Finance Corp., 6.00% 01/15/2004                    51,832

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.


SCHEDULE OF INVESTMENTS
As of December 31, 2001

Bonds - 85.52% (Cont.)


                   CORPORATE BONDS - 79.85% (cont.)
      $ 75,000     NationsBank Corp., 6.80% 03/15/2028                                       $ 73,376
       200,000     Norsk Hydro A.S., 6.80% 01/15/2028                                         190,825
        25,000     Pennsylvania P & L,  6.55% 03/01/2006                                       25,566
        70,000     Pep Boys Manny Moe & Jack, 7.00% 06/01/2005                                 65,625
       100,000     PPG Industries, Inc., 7.40% 08/15/2019                                     102,498
        11,000     Public Service Electric & Gas Co., 6.25% 01/01/2007                         11,053
        75,000     Public Service Electric & Gas Co., 7.00% 09/01/2024                         72,167
        50,000     Quanex Corp., 6.88% 06/30/2007                                              51,813
       200,000     Transocean Sedco Forex, Inc., 7.50% 04/15/2031                             198,762
        50,000     Travelers Property & Casualty Corp., 6.75% 11/15/2006                       52,584
       150,000     TRW, Inc., 6.25% 01/15/2010                                                138,950
        25,000     Union Electric Co., 6.875% 08/01/2004                                       26,380
        50,000     US Leasing International, 5.95% 10/15/2003                                  51,151
       100,000     Virginia Electic & Power Co., 7.50% 06/01/2023                             102,653
       100,000     Wisconsin Energy Corp., 6.50% 04/01/2011                                   100,458
                                                                                    ------------------
                                                                                            4,630,089
                                                                                    ------------------

                   MUNICIPAL BONDS - 1.76%
        25,000     Hydro-Quebec, 7.375% 02/01/2003                                             26,006
        50,000     Province of Manitoba, 6.75% 03/01/2003                                      51,956
        25,000     Texas State University, 6.41% 03/15/2009                                    23,905
                                                                                    ------------------
                                                                                              101,867
                                                                                    ------------------
                   Total Bonds (cost $4,992,970)                                            4,958,831
                                                                                    ------------------

SHORT TERM INVESTMENTS - 4.51%
                                                                                         market value

       261,694     Firstar Bank Treasury Fund (cost $261,694)                                 261,694
                                                                                    ------------------

                   TOTAL INVESTMENTS - 90.03% (identified cost $5,254,664)                  5,220,525

                   OTHER ASSETS AND LIABILITIES, NET - 9.97%                                  578,416
                                                                                    ------------------

                   NET ASSETS - 100.00%                                                   $ 5,798,941
                                                                                    ==================

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS


      Investments in Securities at Value (identified cost $5,254,664 ) [NOTE 1]                   $ 5,220,525
      Cash                                                                                            279,109
      Receivables:
         Interest                                                                                      86,687
         Fund Shares Sold                                                                             264,737
      Other                                                                                             2,601
                                                                                             -----------------

      Total Assets                                                                                $ 5,853,659
                                                                                             =================

LIABILITIES


      Payable for Fund Shares Redeemed                                                                $ 7,100
      Accrued Expenses                                                                                 13,224
      Dividend Payable                                                                                 34,394
                                                                                             -----------------

      Total Liabilities                                                                              $ 54,718
                                                                                             =================

NET ASSETS


      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        490,611 shares outstanding)                                                                 $4,772,778
        Net Asset Value and Redemption price Per Class A Share ($4,772,778 / 490,611 shares)            $ 9.73
        Offering Price Per Share ($9.73 / 0.9575 )                                                      $ 10.16

      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        107,461 shares outstanding)                                                                 $1,026,163
        Net Asset Value and Offering Price Per Class B Share ($1,026,163 / 107,461 shares)              $ 9.55
        Redemption Price Per Share ($9.55 X 0.95)                                                       $ 9.07

      Net Assets                                                                                   $ 5,798,941
                                                                                             =================

SOURCES OF NET ASSETS


      At December 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                           $ 5,835,994
        Net Accumulated Realized Loss on Investments                                                   (2,914)
        Net Unrealized Depreciation in Value of Investments                                           (34,139)
                                                                                             -----------------

      Net Assets                                                                                  $ 5,798,941
                                                                                             =================

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME


      Interest                                                                                 $ 178,733
                                                                                         ----------------

      Total Investment Income                                                                    178,733
                                                                                         ----------------

EXPENSES


      Investment Advisory Fees [NOTE 3]                                                           17,047
      Transfer Agent Fees (Class A = $10,500, Class B = $3,671)                                   14,171
      Administration Fees                                                                          5,373
      12b-1 Fess (Class A = $4,708, Class B = $5,140 ) [NOTE 3]                                    9,848
      Accounting Fees                                                                             15,941
      Registration Fees                                                                            4,616
      Custodian Fees                                                                               4,181
      Printing Expense                                                                             1,055
      Insurance Expense                                                                              277
      Legal Expense                                                                                1,186
      Service Fees (Class B) [NOTE 3]                                                              1,509
      Miscellaneous Expense                                                                          631
                                                                                         ----------------

      Total Expenses                                                                              75,835

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (32,486)
                                                                                         ----------------

      Total Net Expenses                                                                          43,349
                                                                                         ----------------

      Net Investment Income                                                                      135,384
                                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS


      Net Realized Gain on Investments                                                             6,385
      Change in Unrealized Depreciation of Investments                                           (21,421)
                                                                                         ----------------
      Net Realized and Unrealized Loss on Investments                                            (15,036)
                                                                                         ----------------

      Increase in Net Assets Resulting from Operations                                         $ 120,348
                                                                                         ================

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                           year ended       year ended
                                                                            12/31/01         12/31/00


      Operations:
      Net Investment Income                                                   $ 135,384          $ 34,281
      Net Change in Unrealized Appreciation (Depreciation) of Investments       (21,421)           (4,796)
      Net Realized Gain (Loss) on Investments                                     6,385            (8,924)
                                                                         ---------------  ----------------
      Increase in Net Assets (resulting from operations)                        120,348            20,561
                                                                         ---------------  ----------------

      Distributions to Shareholders:
      Net Income
         Class A                                                               (105,934)          (15,014)
         Class B                                                                (30,858)          (20,467)
         Class C                                                                      -              (649)
                                                                         ---------------  ----------------
      Total Net Decrease                                                       (136,792)          (36,130)
                                                                         ---------------  ----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                              4,520,926           598,963
         Class B                                                                650,127           361,945
         Class C                                                                      -            20,586
      Dividends Reinvested:
         Class A                                                                 35,316            12,710
         Class B                                                                 23,622            19,278
         Class C                                                                      -               649
      Cost of Shares Redeemed:
         Class A                                                               (442,396)          (64,333)
         Class B                                                               (144,253)         (108,650)
         Class C                                                                      -           (78,511)
                                                                         ---------------  ----------------
      Increase in Net Assets (resulting from capital share transactions)      4,643,342           762,637
                                                                         ---------------  ----------------

      Total Increase in Net Assets                                            4,626,898           747,068

      Net Assets:
      Beginning of Year                                                       1,172,043           424,975
                                                                         ---------------  ----------------
      End of Year
                                                                            $ 5,798,941       $ 1,172,043
                                                                         ===============  ================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                462,470            62,671
         Class B                                                                 67,241            37,579
         Class C                                                                      -             2,152
      Shares Rinvested:
         Class A                                                                  3,626             1,337
         Class B                                                                  2,469             2,045
         Class C                                                                      -                68
      Shares Redeemed:
         Class A                                                                (45,445)           (6,698)
         Class B                                                                (15,216)          (11,465)
         Class C                                                                      -            (8,147)
                                                                         ---------------  ----------------
      Net Increase in Number of Shares Outstanding                              475,145            79,542
                                                                         ===============  ================

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.



FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

                                                                 year             year            period
                                                                 ended           ended            ended
                                                               12/31/01         12/31/00       12/31/99 (B)

      Per Share Operating Performance:
      Net Asset Value, Beginning                                    $ 9.53          $ 9.81          $ 10.00
                                                             --------------   -------------    -------------

      Income from Investment Operations:
         Net Investment Income                                        0.40            0.49             0.12
         Net Realized and Unrealized Gain (Loss) on Investments       0.20           (0.27)           (0.18)
                                                             --------------   -------------    -------------
         Total from Investment Operations                             0.60            0.22            (0.06)
                                                             --------------   -------------    -------------

      Less Distributions:
         Dividends from Net Investment Income                        (0.40)          (0.50)           (0.13)
                                                             --------------
                                                                              -------------    -------------
         Total Distributions                                         (0.40)          (0.50)           (0.13)
                                                             --------------   -------------    -------------

      Net Asset Value at End of Year                                $ 9.73          $ 9.53           $ 9.81
                                                             ==============   =============    =============

      Total Return (A) (D)                                           6.37%           2.32%            (0.42)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                          $ 4,773           $ 667            $ 124

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor      2.44%           8.99%           13.92% (C)
         After Reimbursement and Waiver of Expenses by Advisor       1.35%           1.35%            1.35% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor      3.91%           (2.19)%         (9.88)%(C)
         After Reimbursement and Waiver of Expenses by Advisor       5.00%           5.45%            2.70% (C)

      Portfolio Turnover                                            20.28%          35.54%           21.25%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31,
1999. (C) Annualized. (D) For Periods Of Less Than One Full Year, Total Return
Is Not Annualized.

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.



FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

                                                                    year             year           period
                                                                   ended            ended            ended
                                                                  12/31/01         12/31/00      12/31/99 (B)

      Per Share Operating Performance:
      Net Asset Value, Beginning                                      $ 9.54           $ 9.80          $ 10.00
                                                                -------------    -------------   --------------

      Income from Investment Operations:
         Net Investment Income                                          0.40             0.45             0.15
         Net Realized and Unrealized Loss on Investments               (0.01)           (0.25)           (0.22)
                                                                -------------    -------------   --------------
         Total from Investment Operations                               0.39             0.20            (0.07)
                                                                -------------    -------------   --------------

      Less Distributions:
         Dividends from Net Investment Income                          (0.38)           (0.46)           (0.13)
                                                                -------------
                                                                                 -------------   --------------
         Total Distributions                                           (0.38)           (0.46)           (0.13)
                                                                -------------    -------------   --------------

      Net Asset Value at End of Year                                  $ 9.55           $ 9.54           $ 9.80
                                                                =============    =============   ==============

      Total Return (A) (D)                                             4.13%            2.12%            (0.92)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                            $ 1,026            $ 506            $ 243

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor        3.46%            9.74%           14.73% (C)
         After Reimbursement and Waiver of Expenses by Advisor         2.10%            2.10%            2.10% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor        2.93%            (2.94)%         (2.20)%(C)
         After Reimbursement and Waiver of Expenses by Advisor         4.29%            4.70%           10.42% (C)

      Portfolio Turnover                                              20.28%           35.54%           21.25%

Timothy Plan Fixed Income Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31,
1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 91.48%
number of shares                                                            market value

             AIR TRANSPORTAION, SCHEDULED - 1.13%
       1,380 Ryanair Holdings Plc * (a)                                         $ 44,229
                                                                          ---------------

             BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 5.45%
       1,352 Abgenix, Inc. *                                                      45,481
         790 Biogen, Inc. *                                                       45,307
         750 Enzon, Inc. *                                                        42,210
         950 Genzyme Corp. Gen. Div. *                                            56,867
         500 Imclone Systems, Inc. *                                              23,230
                                                                          ---------------
                                                                                 213,095
                                                                          ---------------

             COMMUNICATIONS EQUIPMENT - 1.19%
       1,900 McDATA Corp. - Class A *                                             46,550
                                                                          ---------------

             COMPUTER COMMUNICATIONS EQUIPMENT - 1.40%
       1,650 Brocade Communications Systems, Inc. *                               54,648
                                                                          ---------------

             CREDIT SERVICES - 1.49%
       1,850 Americredit Corp. *                                                  58,368
                                                                          ---------------

             DIVERSIFIED SERVICES - PERSONAL SERVICES - 0.52%
         600 Weight Watchers International, Inc. *                                20,292
                                                                          ---------------

             DRILING OIL & GAS WELLS - 1.05%
       1,200 Nabors Industries, Inc.                                              41,196
                                                                          ---------------

             ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 0.89%
         450 St. Jude Medical, Inc.                                               34,943
                                                                          ---------------

             FIRE, MARINE & CASUALTY INSURANCE - 1.27%
       1,800 HCC Insurance Holdings, Inc.                                         49,590
                                                                          ---------------

             FUNCTIONS RELATED TO DEPOSITORY BANKING - 1.59%
       1,900 Concord EFS, Inc. *                                                  62,282
                                                                          ---------------

             HOSPITAL & MEDICAL SERVICE PLANS - 2.42%
         850 Anthem, Inc. *                                                       42,075
       2,120 First Health Group Corp. *                                           52,449
                                                                          ---------------
                                                                                  94,524
                                                                          ---------------

             INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL - 1.23%
       1,400 Rudolph Technologies, Inc. *                                         48,048
                                                                          ---------------

             IN VITRO & IN VIVO DIAGNOSTIC SERVICES - 0.82%
         612 Myriad Genetics, Inc. *                                              32,216
                                                                          ---------------

             INSURANCE AGENTS BROKERS & SERVICES - 1.47%
       1,232 Express Scripts, Inc. - Class A *                                    57,608
                                                                          ---------------

             LABORATORY ANALYTICAL INSTRUMENTS - 2.65%
       1,900 Cytyc Corp. *                                                        49,590
       1,400 Waters Corp. *                                                       54,250
                                                                          ---------------
                                                                                 103,840
                                                                          ---------------

             NATIONAL COMMERCIAL BANKS - 1.01%
       1,000 Commerce Bancorp, Inc.                                               39,340
                                                                          ---------------

             NATURAL GAS TRANSMISSION & DISTRIBUTION - 0.78%
         550 Kinder Morgan, Inc.                                                  30,630
                                                                          ---------------

             OIL, GAS, FIELD SERVICES - 1.04%
       1,250 BJ Services Co. *                                                    40,563
                                                                          ---------------

             OPTICAL INSTRUMENTS & LENSES - 1.01%
         800 KLA-Tencor Corp. *                                                   39,648
                                                                          ---------------

             ORTHEPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 1.69%
       2,135 Biomet, Inc.                                                         65,972
                                                                          ---------------

             PERSONAL CREDIT INSTITUTIONS - 2.98%
       2,250 Metris Companies, Inc.                                               57,848
         700 USA Education, Inc.                                                  58,814
                                                                          ---------------
                                                                                 116,662
                                                                          ---------------


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 91.48% (cont.)
number of shares                                                            market value

             PHARMACEUTICAL PREPARATIONS - 4.45%
       1,031 Allergan, Inc.                                                     $ 77,377
       1,370 King Pharmaceuticals, Inc. *                                         57,718
         634 Teva Pharmaceutical Industries Ltd. (a)                              39,073
                                                                          ---------------
                                                                                 174,168
                                                                          ---------------
             PRINTED CIRCUIT BOARDS * - 1.62%
       2,785 Jabil Circuit, Inc. *                                                63,275
                                                                          ---------------

             RADIO BROADCASTING STATIONS - 1.41%
       1,100 Entercom Communications Corp. *                                      55,000
                                                                          ---------------

             RADIO TELEPHONE COMMUNICATIONS - 1.16%
       1,550 Triton PCS Holdings, Inc. - Class A *                                45,493
                                                                          ---------------

             RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.52%
       1,750 Bed Bath & Beyond, Inc. *                                            59,325
                                                                          ---------------

             RETAIL - RADIO, TV & CONSUMER ELECTRONICS STORES - 1.19%
       1,800 Circuit City Stores, Inc.                                            46,710
                                                                          ---------------

             RETAIL - VARIETY STORES - 2.47%
       3,129 Dollar Tree Stores, Inc. *                                           96,717
                                                                          ---------------

             SEMICONDUCTORS & RELATED DEVICES - 12.84%
       3,750 Chartered Semiconductor Manufaturing Ltd. * (a)                      99,146
       5,950 Conexant Systems, Inc. *                                             85,442
       1,150 Intersil Holding Corp. - Class A *                                   37,088
       1,900 Micrel, Inc. *                                                       49,837
       1,000 Microchip Technology, Inc. *                                         38,740
         500 Nvidia Corp. *                                                       33,450
       1,950 RF Micro Devices, Inc. *                                             37,499
       1,000 Semtech Corp. *                                                      35,690
         916 QLogic Corp. *                                                       40,771
       1,150 Xilinx, Inc. *                                                       44,908
                                                                          ---------------
                                                                                 502,570
                                                                          ---------------

             SERVICES - ADVERTISING AGENCIES - 1.08%
       1,000 Lamar Advertising Co. - Class A *                                    42,340
                                                                          ---------------

             SERVICES - ALLIED TO MOTION PICTURE DISTRIBUTION - 1.16%
       1,290 Macrovision Corp. *                                                  45,434
                                                                          ---------------

             SERVICES - BUSINESS SERVICES, NEC - 1.15%
         700 Bisys Group, Inc. *                                                  44,793
                                                                          ---------------

             SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 1.25%
       1,300 Affymetrix, Inc. *                                                   49,075
                                                                          ---------------

             SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 4.17%
         400 Affiliated Computer Services, Inc. - Class A *                       42,452
       1,700 DST Systems, Inc. *                                                  84,745
         850 Sabre Holdings Corp.                                                 35,998
                                                                          ---------------
                                                                                 163,195
                                                                          ---------------

             SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.62%
       2,900 Network Appliance, Inc. *                                            63,423
                                                                          ---------------

             SERVICES - EDUCATIONAL SERVICES - 0.86%
         750 Apollo Group, Inc. *                                                 33,758
                                                                          ---------------


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 91.48% (cont.)
number of shares                                                            market value

             SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.10%
       1,265 Lifepoint Hospitals Holdings, Inc. *                               $ 43,061
                                                                          ---------------

             SERVICES - MEDICAL LABORATORIES - 0.68%
         330 Laboratory Corp. Of America Holdings *                               26,681
                                                                          ---------------

             SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.47%
       3,500 Ticketmaster Online Citysearch, Inc. Class B*                        57,365
                                                                          ---------------

             SERVICES - PREPACKAGED SOFTWARE - 6.42%
         750 Check Point Software Technologies Ltd. *                             29,918
       1,790 Electronic Arts, Inc. *                                             107,311
       1,498 Mercury Interactive Corp. *                                          50,902
       2,250 Siebel Systems, Inc. *                                               62,955
                                                                          ---------------
                                                                                 251,085
                                                                          ---------------

             SPECIAL INDUSTRY MACHINERY - 2.28%
       1,810 Lam Research Corp. *                                                 42,028
       1,200 Novellus Systems, Inc. *                                             47,340
                                                                          ---------------
                                                                                  89,368
                                                                          ---------------

             STATE COMMERCIAL BANK - 0.80%
       1,100 UCBH Holdings, Inc.                                                  31,284
                                                                          ---------------

             SURETY INSURANCE - 3.12%
         889 AMBAC Financial Group, Inc.                                          51,438
       1,053 PMI Group, Inc.                                                      70,562
                                                                          ---------------
                                                                                 121,999
                                                                          ---------------

             TELEGRAPH & OTHER MESSAGE COMMUNICATIONS - 1.49%
       1,700 Certegy, Inc. *                                                      58,174
                                                                          ---------------

             TELEVISION BRAODCASTING STATIONS - 1.81%
       1,750 Univision Communications, Inc. *                                     70,805
                                                                          ---------------

             WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 1.28%
         785 AmeriSourceBergen Corp.                                              49,887
                                                                          ---------------

             Total Common Stocks (cost $3,306,534)                             3,579,224
                                                                          ---------------

SHORT TERM INVESTMENTS - 2.93%
number of shares                                                            market value

     114,706 Firstar Bank Treasury Fund,,12/31/2001 (cost $114,706)              114,706

             TOTAL INVESTMENTS - 94.41% (identified cost $3,421,230)           3,693,930

             OTHER ASSETS AND LIABILITIES, NET  - 5.59%                          218,563
                                                                          ---------------

             NET ASSETS - 100.00%                                            $ 3,912,493
                                                                          ===============

Timothy Plan Aggressive Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

* Non-income producing securities
(a) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS
                                                                                                        amount

      Investments in Securities at Value (identified cost $2,527,142) [NOTE 1]                     $ 3,693,930
      Cash                                                                                             160,892
      Receivables:
         Interest                                                                                          135
         Dividends                                                                                         230
         Fund Shares Sold                                                                               56,546
         Due from Advisor                                                                                8,478

      Total Assets                                                                                 $ 3,920,211
                                                                                             ==================

LIABILITIES
                                                                                                        amount

      Payable for Investments Purchased                                                                $ 2,449
      Accrued Expenses                                                                                   5,269
                                                                                             ------------------

      Total Liabilities                                                                                $ 7,718
                                                                                             ==================

NET ASSETS
                                                                                                        amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 281,399 shares   $3,510,237
        Net Asset Value and Redemption price Per Class A Share ($3,510,487 / 531,177 shares)            $ 6.61
        Offering Price Per Share ($6.61/ 0.945)                                                         $ 6.99
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 55,381 shares      $402,256
        Net Asset Value and Offering Price Per Class B Share ($402,256 / 61,322 shares)                 $ 6.56
        Maximum Redemption Price Per Class B Share ($6.56 x 0.95)                                       $ 6.23

      Net Assets                                                                                   $ 3,912,493
                                                                                             ==================

SOURCES OF NET ASSETS
                                                                                                        amount

      At December 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                            $ 4,313,656
        Accumulated Net Investment Loss                                                                (31,956)
        Accumulated Net Realized Loss on Investments                                                  (641,897)
        Net Unrealized Appreciation in Value of Investments                                            272,690
                                                                                             ------------------

      Net Assets                                                                                   $ 3,912,493
                                                                                             ==================

Timothy Plan Aggressive Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2001

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                   $ 6,139
      Dividends                                                                                    2,073
                                                                                         ----------------

      Total Investment Income                                                                      8,212
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                           19,848
      Custodian Fees                                                                              14,879
      Transfer Agent Fees (Class A =$12,893, Class B = $2,497)                                    15,390
      Accounting Fees                                                                             13,661
      Registration Fees                                                                            6,498
      12b-1 Fess (Class A =$5,046, Class B =$2,686) [NOTE 3]                                       7,732
      Administration Fees                                                                          5,028
      Auditing Fees                                                                                1,767
      Service Fees (Class B) [NOTE 3]                                                              1,169
      Legal Expense                                                                                1,263
      Printing Expense                                                                               652
      Pricing Fees                                                                                 4,587
      24F-2 Expense                                                                                   91
      Insurance Expense                                                                              262
      Miscellaneous Expense                                                                          350
                                                                                         ----------------

      Total Expenses                                                                              93,177

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (53,162)
                                                                                         ----------------

      Total Net Expenses                                                                          40,015
                                                                                         ----------------

      Net Investment Loss                                                                        (31,803)
                                                                                         ----------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
                                                                                                  amount

      Net Realized Loss on Investments                                                          (598,152)
      Change in Unrealized Appreciation of Investments                                           301,255
                                                                                         ----------------
      Net Realized and Unrealized Gain (Loss) on Investments                                    (296,897)
                                                                                         ----------------

      Decrease in Net Assets Resulting from Operations                                        $ (328,700)
                                                                                         ================

Timothy Plan Aggressive Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
                                                                            period ended       period ended
                                                                              12/31/01           12/31/00


      Operations:
      Net Investment Loss                                                     $ (31,803)            $ (392)
      Net Change in Unrealized Appreciation (Depreciation) of Investments       301,255            (28,565)
      Net Realized Loss on Investments                                         (598,152)           (43,745)
                                                                        ----------------  -----------------

      Decrease in Net Assets (resulting from operations)                       (328,700)           (72,702)
                                                                        ----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                              3,299,422            817,694
         Class B                                                                299,660            251,508
      Cost of Shares Redeemed:
         Class A                                                               (242,322)           (24,834)
         Class B                                                                (81,183)            (6,050)
                                                                        ----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)      3,275,577          1,038,318
                                                                        ----------------  -----------------

      Total Increase in Net Assets                                            2,946,877            965,616

      Net Assets:
      Beginning of Period                                                       965,616                  -
                                                                        ----------------  -----------------
      End of Period  (Including undistributed net investment loss
         of $31,803 and $10,308 respectively)                               $ 3,912,493          $ 965,616
                                                                        ================  =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                225,100             88,394
         Class B                                                                 29,479             30,381
      Shares Redeemed:
         Class A                                                                (29,600)            (2,494)
         Class B                                                                 (3,874)              (605)
                                                                        ----------------  -----------------
      Net Increase in Number of Shares Outstanding                              221,105            115,676
                                                                        ================  =================

Timothy Plan Aggressive Growth Fund
See accompanying notes which are an integral part of the fianncial statements. *Commencement of operations was October 4, 2000.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

                                                                period          period
                                                                 ended           ended
                                                              12/31/01        12/31/00(B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                      $ 8.35         $ 10.00
                                                            -------------    ------------

      Income from Investment Operations:
         Net Investment Loss                                       (0.08)              -
         Net Realized and Unrealized Loss on Investments           (1.66)          (1.65)
                                                            -------------    ------------
         Total from Investment Operations                          (1.74)          (1.65)
                                                            -------------    ------------

      Less Distributions:
         Dividends from Realized Gains                                 -               -
         Dividends from Net Investment Income                          -               -
                                                            -------------    ------------
         Total Distributions                                           -               -
                                                            -------------    ------------

      Net Asset Value at End of Period                            $ 6.61          $ 8.35
                                                            =============    ============

      Total Return (A) (D)                                      (20.84)%        (16.50)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                       $ 3,510           $ 717

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor               3.77%          10.20% (C)
         After Reimbursement of Expenses by Advisor                1.60%           1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              (3.42)%         (8.91)%(C)
         After Reimbursement of Expenses by Advisor               (1.26)%         (0.31)%(C)

      Portfolio Turnover                                          112.45%          19.00%

Timothy Plan Aggressive Growth Fund
See accompanying notes which are an integral part of the fianncial statements.


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For The Period October 4, 2000 (commencement of operations) to
December 31, 2000.
(C) Annualized
(D) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

                                                                   period           period
                                                                    ended            ended
                                                                 12/31/01         12/31/00(B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                        $ 8.34          $ 10.00
                                                               ------------     ------------

      Income from Investment Operations:
         Net Investment Loss                                         (0.13)               -
         Net Realized and Unrealized Loss on Investments             (1.65)           (1.66)
                                                               ------------     ------------
         Total from Investment Operations                            (1.78)           (1.66)
                                                               ------------     ------------

      Less Distributions:
         Dividends from Realized Gains                                   -                -
         Dividends from Net Investment Income                            -                -
                                                               ------------     ------------
         Total Distributions                                             -                -
                                                               ------------     ------------

      Net Asset Value at End of Period                              $ 6.56           $ 8.34
                                                               ============     ============

      Total Return (A) (D)                                        (21.34)%         (16.60)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                           $ 402            $ 248

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                 5.24%           10.95% (C)
         After Reimbursement of Expenses by Advisor                  2.35%            2.35% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                (4.86)%          (9.66)%(C)
         After Reimbursement of Expenses by Advisor                 (1.96)%          (1.06)%(C)

      Portfolio Turnover                                            112.45%           19.00%

Timothy Plan Aggressive Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For The Period October 6, 2000 (commencement of operations) to
December 31, 2000.
(C) Annualized
(D) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.


SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 94.29%


                 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 6.27%
         5,925   Amgen, Inc. *                                                                   $             334,407
         6,000   MedImmune, Inc. *                                                                             278,100
                                                                                                 ----------------------
                                                                                                               612,507
                                                                                                 ----------------------
                 COMPUTER COMMUNICATIONS EQUIPMENT - 1.33%
         6,850   Juniper Networks, Inc. *                                                                      129,808
                                                                                                 ----------------------

                 ELECTRONIC CONNECTORS - 1.78%
         5,625   Molex, Inc.                                                                                   174,094
                                                                                                 ----------------------

                 FIRE, MARINE & CASUALTY INSURANCE - 2.96%
         3,650   American International Group, Inc.                                                            289,810
                                                                                                 ----------------------

                 GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 4.23%
         7,025   Tyco International Ltd.                                                                       413,772
                                                                                                 ----------------------

                 NATIONAL COMMERCIAL BANKS - 1.26%
         3,500   MBNA Corp.                                                                                    123,200
                                                                                                 ----------------------

                 ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 3.95%
        12,500   Biomet, Inc.                                                                                  386,250
                                                                                                 ----------------------

                 PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.77%
         3,000   Colgate Palmolive Co.                                                                         173,250
                                                                                                 ----------------------

                 PERSONAL CREDIT INSTITUTIONS - 2.58%
         3,000   USA Education, Inc.                                                                           252,060
                                                                                                 ----------------------

                 PHARMACEUTICAL PREPARATIONS - 7.99%
         2,000   Allergan, Inc.                                                                                150,100
         4,000   Forest Laboratories, Inc. *                                                                   327,800
         5,150   Merck & Co., Inc.                                                                             302,820
                                                                                                 ----------------------
                                                                                                               780,720
                                                                                                 ----------------------
                 PRINTED CIRCUIT BOARDS - 2.47%
        21,400   Solectron Corp. *                                                                             241,392
                                                                                                 ----------------------

                 RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 3.31%
        13,175   Nokia Corp. (a)                                                                               323,183
                                                                                                 ----------------------

                 RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.80%
         8,000   Lowe's Companies, Inc.                                                                        371,280
                                                                                                 ----------------------

                 RETAIL-DEPARTMENT STORES - 2.16%
         3,000   Kohl's Corp.*                                                                                 211,320
                                                                                                 ----------------------

                 RETAIL-DRUG STORES & PROPRIETARY STORES - 3.43%
         9,950   Walgreen Co.                                                                                  334,917
                                                                                                 ----------------------

                 RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.73%
         5,000   Bed Bath & Beyond, Inc. *                                                                     169,500
                                                                                                 ----------------------

                 RETAIL-VARIETY STORES - 7.22%
         8,500   Target Corp.                                                                                  348,925
         6,200   Wal-Mart Stores, Inc.                                                                         356,810
                                                                                                 ----------------------
                                                                                                               705,735
                                                                                                 ----------------------
                 SEMICONDUCTORS AND RELATED DEVICES - 2.73%
         6,525   Broadcom Corp. - Class A *                                                                    266,677
                                                                                                 ----------------------

                 SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 3.77%
         6,250   Automatic Data Processing, Inc.                                                               368,125
                                                                                                 ----------------------

                 SERVICES-COMPUTER PROGRAMMING SERVICES - 4.02%
        11,550   Amdocs Ltd. *                                                                                 392,353
                                                                                                 ----------------------

SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 94.29%


                 SERVICES-ENGINEERING ACCOUNTING RESEARCH, MANAGEMENT - 2.11%
         5,925   Paychex, Inc.                                                                    $            206,486
                                                                                                 ----------------------

                 SERVICES-PREPACKAGED SOFTWARE - 7.96%
         9,200   Check Point Software Technologies Ltd. *                                                      366,988
        14,675   Siebel Systems, Inc. *                                                                        410,606
                                                                                                 ----------------------
                                                                                                               777,594
                                                                                                 ----------------------
                 STATE COMMERCIAL BANKS - 2.70%
         5,050   State Street Corp.                                                                            263,863
                                                                                                 ----------------------

                 SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 5.43%
         5,000   Baxter International, Inc.                                                                    268,150
         4,500   Stryker Corp.                                                                                 262,665
                                                                                                 ----------------------
                                                                                                               530,815
                                                                                                 ----------------------
                 TELEPHONE & TELEGRAPH APPARATUS - 1.56%
        10,625   Ciena Corp. *                                                                                 152,044
                                                                                                 ----------------------

                 WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.62%
         5,475   Cardinal Health, Inc.                                                                         354,013
                                                                                                 ----------------------

                 WHOLESALE-GROCERIES & RELATED PRODUCTS - 2.15%
         8,000   Sysco Corp.                                                                                   209,760
                                                                                                 ----------------------

                 Total Common Stocks  (cost $9,424,247)                                          $           9,214,528
                                                                                                 ----------------------

SHORT-TERM INVESTMENTS - 3.88%


       378,782   Star Bank Treasury Fund (cost $378,782)                                                       378,782
                                                                                                 ----------------------

                 TOTAL INVESTMENTS - 98.17% (identified cost $9,803,029)                                     9,593,310

                 OTHER ASSETS AND LIABILITIES - 1.83%                                                          178,765
                                                                                                 ----------------------

                 NET ASSETS - 100.00%                                                            $           9,772,075
                                                                                                 ======================

Timothy Plan Large/Mid Cap Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

*Non-income producing securities
(a) American Depositary Receipt


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS


      Investments in Securities at Value (identified cost $9,803,029 ) [NOTE 1]                    $ 9,593,310
      Cash                                                                                               9,482
      Receivables:
         Interest                                                                                          412
         Dividends                                                                                       6,969
         Fund Shares Sold                                                                              173,364
      Other Receivables                                                                                  2,915
                                                                                             ------------------

      Total Assets                                                                                  $9,786,452
                                                                                             ==================

LIABILITIES


      Accrued Expenses                                                                                $ 14,377
                                                                                             ------------------

      Total Liabilities                                                                               $ 14,377
                                                                                             ==================

NET ASSETS


      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        1,216,593 shares outstanding)                                                               $8,854,128
        Net Asset Value and Redemption Price Per Class A Share ($8,854,128/1,216,593 shares)            $ 7.28
        Offering Price Per Share ($7.28/0.945)                                                          $ 7.70
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
        127,109 shares outstanidng                                                                    $917,947
        Net Asset Value and Offering Price Per Class B Share ($917,947/127,109 shares)                  $ 7.22
        Maximum Redemption Price Per Class B Share ($7.22 x 0.95 )                                      $ 6.86

      Net Assets                                                                                    $9,772,075
                                                                                             ==================

SOURCES OF NET ASSETS


      At December 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                           $ 10,489,531
        Accumulated Net Realized Loss on Investments                                                  (507,737)
        Net Unrealized Depreciation in Value of Investments                                           (209,719)
                                                                                             ------------------

      Net Assets                                                                                    $9,772,075
                                                                                             ==================

Timothy Plan Large/Mid Cap Growth Fund
See accompanying notes which are an integral part of the fianncial statements.


STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME


      Interest                                                                                   $ 8,974
      Dividends                                                                                   20,840
      Miscellaneous Income                                                                         1,093
                                                                                         ----------------

      Total Investment Income                                                                     30,907
                                                                                         ----------------

EXPENSES


      Investment Advisory Fees (Class A = $39,666 , Class B = $5,102 ) [NOTE 3]                   44,768
      Transfer Agent Fees (Class A = $14,670, Class B = $1,577 )                                  21,487
      Administration Fees                                                                          5,325
      12b-1 Fees (Class A = $11,856 , Class B = $4,587) [NOTE 3]                                  16,443
      Accounting Fees                                                                             19,476
      Registration Fees                                                                            8,116
      Custodian Fees                                                                               3,415
      Printing Expense                                                                             1,455
      Auditing Fees                                                                                3,716
      Insurance Expense                                                                              579
      Legal Expense                                                                                2,619
      Service Fees (Class B) [NOTE 3]                                                              2,101
      Miscellaneous Expense                                                                          633
                                                                                         ----------------

      Total Expenses                                                                             130,133

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (41,329)
                                                                                         ----------------

      Total Net Expenses                                                                          88,804
                                                                                         ----------------

      Net Investment Loss                                                                        (57,897)
                                                                                         ----------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS


      Net Realized Loss on Investments                                                          (505,974)
      Change in Unrealized Depreciation of Investments                                          (146,495)
                                                                                         ----------------

      Net Realized and Unrealized Loss on Investments                                           (652,469)
                                                                                         ----------------

      Decrease in Net Assets Resulting from Operations                                         $(710,366)
                                                                                         ================

Timothy Plan Large/Mid Cap Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                        year ended         period ended
                                                                         12/31/01            12/31/00     (A)

      Operations:
      Net Investment Loss                                                   $ (57,897)             $ (284)
      Net Change in Unrealized Depreciation of Investments                   (146,495)            (63,225)
      Net Realized Loss on Investments                                       (505,974)             (1,763)
                                                                     -----------------   -----------------
      Decrease in Net Assets (resulting from operations)                     (710,366)            (65,272)
                                                                     -----------------   -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                            8,195,887           1,607,594
         Class B                                                              735,212             449,147
      Cost of Shares Redeemed:
         Class A                                                             (302,549)               (962)
         Class B                                                             (136,616)                  -
                                                                     -----------------   -----------------
      Increase in Net Assets (resulting from capital share transactions)    8,491,934           2,055,779
                                                                     -----------------   -----------------

      Total Increase  in Net Assets                                         7,781,568           1,990,507

      Net Assets:
      Beginning of Period                                                   1,990,507                   -
                                                                     -----------------   -----------------

      End of Period                                                       $ 9,772,075         $ 1,990,507
                                                                     =================   =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                            1,091,786             164,182
         Class B                                                               98,379              47,107
      Shares Redeemed:
         Class A                                                              (39,278)                (97)
         Class B                                                              (18,377)                  -
                                                                     -----------------   -----------------
      Net Increase in Number of Shares Outstanding                          1,132,510             211,192
                                                                     =================   =================

Timothy Plan Large/Mid Cap Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

      (A) For the period October 5, 2000 (Commencement of Operations) to
December 31, 2000.


FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
                                                               year ended          period ended
                                                                12/31/01            12/31/00     (B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                          $ 9.43             $ 10.00
                                                             ----------------   -----------------

      Income from Investment Operations:
         Net Investment Loss                                           (0.04)                  -
         Net Realized and Unrealized Loss on Investments               (2.11)              (0.57)
                                                             ----------------   -----------------
         Total from Investment Operations                              (2.15)              (0.57)
                                                             ----------------   -----------------

      Net Asset Value at End of Period                                $ 7.28              $ 9.43
                                                             ================   =================

      Total Return (A)(D)                                             (22.80)%             (5.69)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                            $ 8,854             $ 1,547

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor         2.32%               5.55% (C)
         After Reimbursement and Waiver of Expenses by Advisor          1.60%               1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor        (1.72)%            (3.98)%(C)
         After Reimbursement and Waiver of Expenses by Advisor         (1.00)%            (0.03)%(C)

      Portfolio Turnover                                                20.47%               4.46%

Timothy Plan Large/Mid Cap Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 5, 2000 (commencement of operations) to December 31,
2000. (C) Annualized (D) For periods of less than a full year, the total return is not annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
                                                          year ended          period ended
                                                           12/31/01            12/31/00     (B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                     $ 9.41             $ 10.00
                                                        ----------------   -----------------

      Income from Investment Operations:
         Net Investment Loss                                      (0.08)              (0.01)
         Net Realized and Unrealized Loss on Investments          (2.11)              (0.58)
                                                        ----------------   -----------------
         Total from Investment Operations                         (2.19)              (0.59)
                                                        ----------------   -----------------

      Net Asset Value at End of Period                           $ 7.22              $ 9.41
                                                        ================   =================

      Total Return (A)(D)                                        (23.27)%             (5.89)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                         $ 918               $ 444

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor     3.66%              6.30% (C)
         After Reimbursement and Waiver of Expenses by Advisor      2.35%              2.35% (C)
      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor   (3.11)%            (4.73)%(C)
         After Reimbursement and Waiver of Expenses by Advisor    (1.80)%            (0.78)%(C)

      Portfolio Turnover                                           20.47%               4.46%

Timothy Plan Large/Mid Cap Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.

SCHEDULE OF INVESTMENTS
As of December 31, 2001

COMMON STOCKS - 99.02%
number of shares                                                 market value
353,751  Timothy Aggressive Growth Fund                         $  2,338,295
556,979  Timothy Large/Mid-Cap Growth Fund                         4,054,806
268,961  Timothy Large/Mid-Cap Value Fund                          2,912,847
166,440  Timothy Small Cap Value Fund                              2,295,204
                                                                  -----------

         TOTAL  COMMON STOCK (Cost $11,729,963)                   11,601,152
                                                                  -----------


         TOTAL INVESTMENTS - 99.02% (identified cost $11,729,963) 11,601,152
         OTHER ASSETS AND LIABILITIES - 0.98%                        115,138
                                                                  -----------

         NET ASSETS - 100.00%                                   $ 11,716,290
                                                                  ===========

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS
     Investments in Securities at Value
     (identified cost $11,729,963)[NOTE 1]                                                     $11,601,152
     Receivables:
        Fund Shares Sold                                                                           125,228
        Accrued Interest                                                                               208
        Commission Receivable due from Advisor                                                       3,917
        Due From Advisor                                                                             3,759
     Prepaid Expenses                                                                                1,970
                                                                                             --------------

     Total Assets                                                                             $ 11,736,234
                                                                                             ==============

LIABILITIES

     Payable to Custodian                                                                          $ 4,140
     Accrued Expenses                                                                               15,804
                                                                                             --------------

     Total Liabilities                                                                            $ 19,944
                                                                                             ==============

NET ASSETS

     Class A Shares:
       Net Assets (unlimited shares of $0.001 par beneficial intereted;
       551,654 shares outstanding)                                                              $4,674,590
       Net Asset Value and Redemption Price Per Class A Share
                ($4,674,590/551,654 shares)                                                     $     8.47
       Offering Price Per Share ($8.47/0.945)                                                   $     8.96
     Class B Shares:
       Net Assets (unlimited shares of $0.001 par beneficial intereted;
       836,543 shares outstanding)                                                              $7,041,700
       Net Asset Value and Offering Price Per Class B Share
                ($7,041,700/836,543 shares)                                                     $     8.42
       Maximum Redemption Price Per Class B Share ($8.42 x 0.95)                                $     8.00

     Net Assets                                                                               $ 11,716,290
                                                                                             ==============

SOURCES OF NET ASSETS

     At December 31, 2001, Net Assets Consisted of:
       Paid-in Capital                                                                       $ 11,844,527
       Net Accumulated Realized Gain on Investments                                                   574
       Net Unrealized Depreciation in Value of Investments                                       (128,811)
                                                                                            --------------

     Net Assets                                                                              $ 11,716,290
                                                                                            ==============

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME

     Interest                                                   $ 4,005
                                                             -----------

     Total Investment Income                                      4,005
                                                             -----------

EXPENSES

     Investment Advisory Fees [NOTE 3]                            9,041
     Accounting Fees                                             18,629
     Transfer Agent Fees (Class A = $8,137, Class B = $14,973)   23,110
     12b-1 Fess (Class A = $5,834, Class B = $30,632) [NOTE 3]   36,466
     Custodian Fees                                               4,254
     Administration Fees                                          6,611
     Auditing Fees                                                3,727
     Service Fees (ClassB = $9,836) [NOTE 3]                      9,836
     Registrations Expense                                        8,716
     Legal Expense                                                2,792
     Insurance Expense                                              440
     Printing Expense                                             1,678
     Miscellaneous Expense                                          455
                                                             -----------

     Total Expenses                                             125,755

     Expenses Waived and Reimbursed by Advisor [NOTE 3]         (19,993)
                                                             -----------

     Total Net Expenses                                         105,762
                                                             -----------

     Net Investment Loss                                       (101,757)
                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 amount

     Net Realized Loss on Investments                              (630)
     Capital Gain Distribution from Other Investment Companies   13,115
     Change in Unrealized Depreciation of Investments           (92,430)
                                                             -----------
     Net Realized and Unrealized Loss on Investments            (79,945)
                                                             -----------

     Decrease in Net Assets Resulting from Operations        $ (181,702)
                                                             ===========

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS
                                                                              year ended  period ended
                                                                               12/31/01      12/31/00 (A)

     Operations:
     Net Investment Loss                                                     $ (101,757)     $ (1,845)
     Net Change in Unrealized Depreciation of Investments                       (92,430)      (36,381)
     Capital Gain Distributions from Other Investment Companies                  13,115        19,973
     Net Realized Loss on Investments                                              (630)          209
                                                                            ------------  ------------
     Decrease in Net Assets (resulting from operations)                        (181,702)      (18,044)
                                                                            ------------  ------------

     Distributions to Shareholders:
     Net Capital Gains:
        Class A                                                                  (7,201)            -
        Class B                                                                 (11,483)            -
                                                                            ------------  ------------
     Total Distributions                                                        (18,684)            -
                                                                            ------------  ------------

     Capital Share Transactions:
     Proceeds from Shares Sold:
        Class A                                                               4,330,628       455,732
        Class B                                                               6,707,533       922,774
     Dividends Reinvested:
        Class A                                                                   7,101             -
        Class B                                                                  10,787             -
     Cost of Shares Redeemed:
        Class A                                                                (114,860)            -
        Class B                                                                (384,975)            -
                                                                            ------------  ------------
     Increase in Net Assets (resulting from capital share transactions)      10,556,214     1,378,506
                                                                            ------------  ------------

     Total Increase in Net Assets                                            10,355,828     1,360,462

     Net Assets:
     Beginning of period                                                      1,360,462             -
                                                                            ------------  ------------

     End of period                                                         $ 11,716,290  $ 1,360,462
                                                                            ============  ============

     Shares of Capital Stock of the Fund Sold and Redeemed:
     Shares Sold:
        Class A                                                                 517,676        47,462
        Class B                                                                 788,513        94,129

     Cost of Shares Reinvested:
        Class A                                                                     848             -
        Class B                                                                   1,298             -

     Shares Redeemed:
        Class A                                                                 (14,332)            -
        Class B                                                                 (47,397)            -
                                                                            ------------  ------------
     Net Increase in Number of Shares Outstanding                             1,246,606       141,591
                                                                            ============  ============

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
                                                                           year     period
                                                                          ended      ended
                                                                        12/31/01   12/31/00 (D)

    Per Share Operating Performance:
    Net Asset Value at Beginning of Period                                $ 9.61    $ 10.00
                                                                       ---------- ----------

    Income from Investment Operations:
       Net Investment Loss                                                 (0.05)     (0.01)
       Net Realized and Unrealized Loss on In                              (1.08)     (0.38)
                                                                       ---------- ----------
       Total from Investment Operations                                    (1.13)     (0.39)
                                                                       ---------- ----------

    Less Distributions:
       Dividends from Realized Gains                                       (0.01)         -
       Dividends from Net Investment Income                                    -          -
                                                                       ---------- ----------
       Total Distributions                                                 (0.01)         -
                                                                       ---------- ----------

    Net Asset Value at End of Period                                      $ 8.47     $ 9.61
                                                                       ========== ==========

    Total Return (A)(B)                                                   (11.72)%    (3.90)%

    Ratios/Supplemental Data:
    Net Assets, End of Period (in 000s)                                  $ 4,675      $ 456

    Ratio of Expenses to Average Net Assets:
       Before Reimbursement and waiver of Expenses by Advisor               1.68%      6.80% (C)
       After Reimbursement and waiver of Expenses by Advisor                1.25%      1.25% (C)

    Ratio of Net Investment Loss to Average Net Assets:
       Before Reimbursement and waiver of Expenses by Advisor              (1.61)%    (6.22)%(C)
       After Reimbursement and waiver of Expenses by Advisor               (1.18)%    (0.67)%(C)

    Portfolio Turnover                                                      0.15%      0.30%

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C) Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES
                                                                           year      period
                                                                          ended       ended
                                                                        12/31/01    12/31/00 (D)

    Per Share Operating Performance:
    Net Asset Value at Beginning of Period                                $ 9.61    $ 10.00
                                                                       ----------  ---------

    Income from Investment Operations:
       Net Investment Loss                                                 (0.09)     (0.03)
       Net Realized and Unrealized Loss on Investments                     (1.09)     (0.36)
                                                                       ----------  ---------
       Total from Investment Operations                                    (1.18)     (0.39)
                                                                       ----------  ---------

    Less Distributions:
       Dividends from Realized Gains                                       (0.01)         -
       Dividends from Net Investment Income                                    -          -
                                                                       ----------  ---------
       Total Distributions                                                 (0.01)         -
                                                                       ----------  ---------

    Net Asset Value at End of Period                                      $ 8.42     $ 9.61
                                                                       ==========  =========

    Total Return (A)(B)                                                   (12.24)%    (3.90)%

    Ratios/Supplemental Data:
    Net Assets, End of Period (in 000s)                                  $ 7,042      $ 904

    Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor                          2.27%      7.55% (C)
       After Reimbursement of Expenses by Advisor                           2.00%      2.00% (C)

    Ratio of Net Investment Loss to Average Net Assets:
       Before Reimbursement of Expenses by Advisor                         (2.21)%    (6.97)%(C)
       After Reimbursement of Expenses by Advisor                          (1.94)%    (1.42)%(C)

    Portfolio Turnover                                                      0.15%      0.30%

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C) Annualzied
(D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes which are anintegral part of the financial statements.

SCHEDULE OF INVESTMENTS
As of December 31, 2001

Common Stocks - 98.37%


      310,673     Timothy Fixed Income Fund                                                $ 3,022,850
      272,394     Timothy Large/Mid-Cap Growth Fund                                          1,983,025
      276,448     Timothy Large/Mid-Cap Value Fund                                           2,993,937
      142,308     Timothy Small Cap Value Fund                                               1,962,433
                                                                                      -----------------
                  Total Common Stocks (cost $9,813,620)                                    $ 9,962,245
                                                                                      -----------------
Short Term Investments - 2.96%


      300,267     First American Treasury Fund (cost $300,267)                               $ 300,267
                                                                                      -----------------

                  TOTAL INVESTMENTS - 101.33% (identified cost $10,113,887)                 10,262,512

                  LIABILITIES IN EXCESS OF OTHER ASSETS - (1.33)%                             (135,010)
                                                                                      -----------------

                  NET ASSETS - 100.00%                                                    $ 10,127,502
                                                                                      =================

Timothy Plan Conservative Growth Fund
See accompanying notes which are an integral part of the fianncial statements.


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS


     Investments in Securities at Value (identified cost $10,113,887) [NOTE 1]                      $ 10,262,512
     Cash                                                                                                 18,230
     Receivables:
        Dividends                                                                                         28,356
        Interest                                                                                             160
        Commission Receivable due from Advisor                                                             5,295
        Due From Advisor                                                                                   4,571
        Fund shares sold                                                                                 108,635
     Prepaid expenses                                                                                        943
                                                                                                -----------------

     Total Assets                                                                                   $ 10,428,702
                                                                                                =================

LIABILITIES


     Payable for Investments Purchased                                                                 $ 290,000
     Payable for Fund Shares Redeemed                                                                        400
     Accrued Expenses                                                                                     10,800
                                                                                                -----------------

     Total Liabilities                                                                                 $ 301,200
                                                                                                =================

NET ASSETS
                                                                                                          amount

     Class A Shares:
       Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
       613,798 shares outstanding)                                                                    $5,787,010
       Net Asset Value and Redemption price Per Class A Share ($5,787,010 / 613,798 shares)               $ 9.43
       Offering Price Per Share ($9.43 / 0.945)                                                           $ 9.98
     Class B Shares:
       Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
       465,221 shares outstanding                                                                     $4,340,492
       Net Asset Value and Offering Price Per Class B Share ($4,340,492 / 465,221 shares)                 $ 9.33
       Maximum Redemption Price Per Share ($9.33 x 0.95)                                                  $ 8.86

     Net Assets                                                                                     $ 10,127,502
                                                                                                =================

SOURCES OF NET ASSETS
                                                                                                          amount

     At December 31, 2001, Net Assets Consisted of:
       Paid-in Capital                                                                              $ 10,015,939
       Undistributed Net Investment Income                                                                   333
       Accumulated Net Realized Loss on Investments                                                      (37,395)
       Net Unrealized Appreciation in Value of Investments                                               148,625
                                                                                                -----------------

     Net Assets                                                                                     $ 10,127,502
                                                                                                =================

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.


STATEMENT OF OPERATIONS
As of December 31, 2001

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                   $ 2,677
      Dividends                                                                                   64,690
                                                                                         ----------------

      Total Investment Income                                                                     67,367
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                            6,255
      Transfer Agent Fees (Class A =$10,320, Class B =$9,789)                                     20,109
      Administration Fees                                                                          5,748
      12b-1 Fess (Class A =$6,373, Class B =$14,949) [NOTE 3]                                     21,322
      Accounting Fees                                                                             17,355
      Custodian Fees                                                                               4,371
      Auditing Fees                                                                                1,911
      Servicing Fees (Class B = 4,819) [NOTE 3]                                                    4,819
      Insurance Expense                                                                              221
      Legal Expense                                                                                1,598
      Registration Expense                                                                         8,730
      Printing Expense                                                                             1,202
      Miscellaneous Expense                                                                          792
                                                                                         ----------------

      Total Expenses                                                                              94,433

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (27,566)
                                                                                         ----------------

      Total Net Expenses                                                                          66,867
                                                                                         ----------------

      Net Investment Income                                                                          500
                                                                                         ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                  amount

      Net Realized Loss on Investments                                                           (50,032)
      Capital Gain Distributions from Other Investment Companies                                  12,637
      Change in Unrealized Appreciation of Investments                                           151,801
                                                                                         ----------------
      Net Realized and Unrealized Gain on Investments                                            114,406
                                                                                         ----------------

      Increase in Net Assets Resulting from Operations                                         $ 114,906
                                                                                         ================

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.


STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                           year ended               period ended
                                                          Dec. 31, 2001             Dec. 31, 2000 *


Operations:
Net Investment Income                                                     $ 500          $ 841
Net Change in Unrealized Appreciation (Depreciation) of Investments     151,801        (3,176)
Capital Gain Distributions From Other Investment Companies               12,637          8,784
Net Realized Gain (Loss) on Investments                                 (50,032)            87
                                                                  -------------- --------------
     Increase in Net Assets (resulting from operations)                 114,906          6,536
                                                                  -------------- --------------

     Distributions to shareholders:
     Net Income
        Class A                                                            (645)             -
        Class B                                                             (42)             -

     Capital Gains
        Class A                                                          (5,335)             -
        Class B                                                          (3,857)             -
                                                                  -------------- --------------
     Total Distributions                                                 (9,879)             -
                                                                  -------------- --------------

     Capital Share Transactions:
     Proceeds from Shares Sold:
        Class A                                                       5,611,527        292,033
        Class B                                                       3,920,643        479,389
     Cost of Shares Redeemed:
        Class A                                                        (198,550)             -
        Class B                                                         (98,233)             -
     Cost of Shares Reinvested:
        Class A                                                           5,497              -
        Class B                                                           3,633              -

                                                                  -------------- --------------
     Increase in Net Assets (resulting from capital                   9,244,517        771,422
       capital share transactions                                 -------------- --------------

    Total Increase in Net Assets                                      9,349,544        777,958

     Net Assets:
     Beginning of Period                                                777,958              -
                                                                  -------------- --------------
     End of Period (including undistributed investment income
         of $333 and $841, respectively)                           $ 10,127,502      $ 777,958
                                                                  ============== ==============

     Shares of Capital Stock of the Fund Sold:
     Shares Sold:
        Class A                                                         604,976         29,782
        Class B                                                         427,286         48,287
     Cost of Shares Redeemed:
        Class A                                                         (21,550)             -
        Class B                                                         (10,746)             -
     Cost of Shares Reinvested:
        Class A                                                             590              -
        Class B                                                             394              -
                                                                  -------------- --------------
     Net Increase in Number of Shares Outstanding                     1,000,950         78,069
                                                                  ============== ==============

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

* Commencement of operations was October 5, 2000.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES
                                                            year             period
                                                         ended 12/31/01      ended


      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                   $ 9.98           $ 10.00
                                                        --------------   ---------------

      Income from Investment Operations:
         Net Investment Income (Loss)                           (0.01)             0.02
         Net Realized and Unrealized Loss on Investments        (0.53)            (0.04)
                                                        --------------   ---------------
         Total from Investment Operations                       (0.54)            (0.02)
                                                        --------------   ---------------

      Less Distributions:
         Dividends from Realized Gains                          (0.01)                -
         Dividends from Net Investment Income                   (0.00) *              -
                                                        --------------   ---------------
         Total Distributions                                    (0.01)                -
                                                        --------------   ---------------

      Net Asset Value at End of Period                         $ 9.43            $ 9.98
                                                        ==============   ===============

      Total Return (A) (B)                                      (5.41)%           (0.20)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                     $ 5,787             $ 297

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor            1.74% (C)         9.91% (C)
         After Reimbursement of Expenses by Advisor             1.20% (C)         1.20% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor           (0.17)%(C)        (7.41)%(C)
         After Reimbursement of Expenses by Advisor             0.37% (C)         1.30% (C)

      Portfolio Turnover                                        4.03%             0.56%

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized. (C) Annualized (D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000. * Distribution was less than $0.01 per share.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES
                                                          year ended          period
                                                          12/31/2001          ended


      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                     $ 9.96          $ 10.00
                                                        ----------------  ---------------

      Income from Investment Operations:
         Net Investment Loss                                      (0.02)               -
         Net Realized and Unrealized Loss on Investments          (0.60)           (0.04)
                                                        ----------------  ---------------
         Total from Investment Operations                         (0.62)           (0.04)
                                                        ----------------  ---------------

      Less Distributions:
         Dividends from Realized Gains                            (0.01)               -
         Dividends from Net Investment Income                      0.00  *             -
                                                        ----------------  ---------------
         Total Distributions                                      (0.01)               -
                                                        ----------------  ---------------

      Net Asset Value at End of Period                           $ 9.33           $ 9.96
                                                        ================  ===============

      Total Return (A) (B)                                        (6.23)%          (0.40)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                       $ 4,340            $ 481

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              2.70% (C)       10.66% (C)
         After Reimbursement of Expenses by Advisor               1.95% (C)        1.95% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor             (1.19)%(C)       (8.16)%(C)
         After Reimbursement of Expenses by Advisor              (0.44)%(C)        0.55% (C)

      Portfolio Turnover                                          4.03%            0.56%

Timothy Plan Strategic Growth Fund
See accompanying notes which are an integral part of the fianncial statements.


(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized. (C) Annualized (D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000. * Distribution was less than $0.01 per share.

SCHEDULE OF INVESTMENTS
As of December 31, 2001

SHORT TERM INVESTMENTS - 97.38%


                Government Agencies - 75.40%
    300,000     Federal Agricultural Mortgage Corp., 2.16%, 01/07/2002                         $ 299,892
    100,000     Federal Farm Credit Bank, 3.21%, 01/15/2002                                       99,876
    100,000     Federal Farm Credit Bank, 3.40%, 01/18/2002                                       99,839
    100,000     Federal Farm Credit Bank, 2.00%, 07/08/2002                                       98,956
    150,000     Federal Home Loan Bank, 1.72%, 01/11/2002                                        149,928
    100,000     Federal Home Loan Bank, 3.35%, 01/23/2002                                         99,796
    100,000     Federal Home Loan Bank, 3.32%, 02/08/2002                                         99,649
    200,000     Federal Home Loan Bank, 3.21%, 02/12/2002                                        199,251
    180,000     Federal Home Loan Bank, 1.71%, 02/15/2002                                        179,615
    100,000     Federal Home Loan Bank, 3.34%, 04/22/2002                                         98,970
    300,000     Federal Home Loan Bank, 1.43%, 07/07/2002                                        297,779
    370,000     Student Loan Mktg, 1.64%, 04/15/2002                                             368,247
                                                                                       ------------------
                Total Short Term Investments (cost $2,091,798)                                 2,091,798
                                                                                       ------------------

                Money Market Instruments - 21.99%
    610,011     Firstar Treasury Fund, , 01/01/2002 (a) (Cost $610,011)                          610,011
                                                                                       ------------------

                TOTAL INVESTMENTS - 97.38% (identified cost $2,701,809)                        2,701,809
                                                                                       ------------------

                OTHER ASSETS AND LIABILITIES, NET - 2.62%                                         72,622
                                                                                       ------------------

                NET ASSETS - 100.00%                                                         $ 2,774,431
                                                                                       ==================

Timothy Plan Money Market Fund
See accompanying notes which are an integral part of the fianncial statements.


(a) Variable rate security; the rate shown represents the rate at December 31, 2001.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

ASSETS


      Investments in Securities at Value (identified cost $2,701,809) [NOTE 1]                 $ 2,701,809
      Cash                                                                                           5,498
      Receivables:
         Interest                                                                                    2,487
         Security Shares Sold                                                                       85,000
         Fund Shares Sold                                                                           17,707
      Prepaid Registration                                                                           1,612
      Prepaid Insurance                                                                                 45
      Prepaid Printing                                                                                  20

      Total Assets                                                                             $ 2,814,178
                                                                                         ==================

LIABILITIES


      Payable for Fund Shares Redeemed                                                            $ 29,087
      Accrued Expenses                                                                               6,117
      Income Distribution Payable                                                                    4,543
                                                                                         ------------------

      Total Liabilities                                                                           $ 39,747
                                                                                         ==================

NET ASSETS


        Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)    $ 2,774,431
        Net Asset Value, Offering and Redemption Price Per Share ($2,774,431 / 2,774,431 shares)    $ 1.00

      Net Assets                                                                               $ 2,774,431
                                                                                         ==================

SOURCES OF NET ASSETS


      At December 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                        $ 2,774,431

      Net Assets                                                                               $ 2,774,431
                                                                                         ==================

Timothy Plan Money Market Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
INVESTMENT INCOME


      Interest                                                                                  $ 76,274
                                                                                         ----------------

      Total Investment Income                                                                     76,274
                                                                                         ----------------

EXPENSES


      Investment Advisory Fees [NOTE 3]                                                           12,066
      Transfer Agent Fees                                                                          8,157
      Administration Fees                                                                          1,977
      Accounting Fees                                                                              9,293
      Auditing Fees                                                                                  485
      Insurance Fees                                                                                 347
      Legal Fees                                                                                     142
      Registration Fees                                                                            8,028
      Custodian Fees                                                                               2,738
      Pricing Fees                                                                                   175
      Printing Fees                                                                               (1,454)
      Miscellaneous Expense                                                                        5,102
                                                                                         ----------------

      Total Expenses                                                                              47,056

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (32,358)
                                                                                         ----------------

      Total Net Expenses                                                                          14,698
                                                                                         ----------------

      Net Investment Income                                                                       61,576
                                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS


      Increase in Net Assets Resulting from Operations                                          $ 61,576
                                                                                         ================

Timothy Plan Money Market Fund
See accompanying notes which are an integral part of the fianncial statements.

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
                                                                          year ended       year ended
                                                                           12/31/01         12/31/00


      Operations:
      Net Investment Income                                                   $ 61,576         $ 56,658
                                                                         --------------   --------------
      Increase in Net Assets (resulting from operations)                        61,576           56,658
                                                                         --------------   --------------

      Distributions to Shareholders:
      Net Income                                                               (61,546)         (56,658)
                                                                         --------------   --------------

      Capital Share Transactions:
      Proceeds from Shares Sold                                              4,203,813        2,081,130
      Dividends Reinvested                                                      60,191           38,156
      Cost of Shares Redeemed                                               (2,892,945)      (1,476,128)
                                                                         --------------   --------------
      Increase in Net Assets (resulting from capital share transactions)     1,371,059          643,158
                                                                         --------------   --------------

      Total Increase in Net Assets                                           1,371,089          643,158

      Net Assets:
      Beginning of Period                                                    1,403,342          760,184
                                                                         --------------   --------------
      End of Period                                                         $2,774,431       $1,403,342
                                                                         ==============   ==============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold                                                            4,203,813        2,081,085
      Shares Reinvested                                                         60,191           38,156
      Shares Redeemed                                                       (2,892,945)      (1,476,128)
                                                                         --------------   --------------
      Net Increase in Number of Shares Outstanding                           1,371,059          643,113
                                                                         ==============   ==============

Timothy Plan Money Market Fund
See accompanying notes which are an integral part of the fianncial statements.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES
                                                            year         year        period
                                                           ended        ended        ended
                                                          12/31/01     12/31/00     12/31/99  (B)


      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                 $ 1.00       $ 1.00       $ 1.00
                                                         -----------  -----------  -----------

      Income from Investment Operations:
         Net Investment Income                                 0.03         0.05         0.02
                                                         -----------  -----------  -----------
         Total from Investment Operations                      0.03         0.05         0.02
                                                         -----------  -----------  -----------

      Less Distributions:
         Dividends from Realized Gains                            -            -            -
         Dividends from Net Investment Income                 (0.03)       (0.05)       (0.02)
                                                         -----------  -----------  -----------
         Total Distributions                                  (0.03)       (0.05)       (0.02)
                                                         -----------  -----------  -----------

      Net Asset Value at End of Period                       $ 1.00       $ 1.00       $ 1.00
                                                         ===========  ===========  ===========

      Total Return (A)                                        3.81%        7.22%        1.78%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                   $ 2,774      $ 1,403        $ 760

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor          2.33%        4.53%        5.75% (C)
         After Reimbursement of Expenses by Advisor           0.73%        0.85%        0.85% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor          1.45%        1.58%       (0.73)%(C)
         After Reimbursement of Expenses by Advisor           3.05%        5.25%        4.17% (C)

Timothy Plan Money Market Fund
See accompanying notes which are an integral part of the fianncial statements.

(A) Not Annualized.
(B) For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999. (C) Annualized.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001



TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

       Note 1 - Significant Accounting Policies

       The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, and The Timothy Plan Strategic Growth Fund, ("the Funds").

       The Timothy Plan Aggressive Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund's Adviser believes show a high probability for superior growth.

       The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

       The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

       The Timothy Plan Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

       The Timothy Plan Large/Mid-Cap Growth Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks with market capitalizations in excess of $1 billion.

       The Timothy Plan Large/Mid-Cap Value Fund's investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 - continued


TIMOTHY PLAN FAMILY OF FUNDS

--------------------------------------------------------------------------------
       Note 1 - Significant Accounting Policies (cont.)

       The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

       The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Funds in which the Portfolio invests seek current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles generally accepted in the United States of America for investment companies.


A.       Security Valuation


       Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.


       B. Investment Income and Securities Transactions


       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 - continued


TIMOTHY PLAN FAMILY OF FUNDS

--------------------------------------------------------------------------------
       Note 1 - Significant Accounting Policies (cont.)

       C.   Net Asset Value Per Share

       Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Strategic Growth Fund and The asset value of the classes may differ because of different fees and expenses charged to each class.

       D.   Classes


       Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.


       E.   Federal Income Taxes
       It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulate investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Timothy Plan Fixed Income has $2,913 in capital losses available to offset future gains that expire in 2008. The Timothy Plan Large/Mid-Cap Value has $141,935 in capital losses available to offset future gains that expire in 2009. The Timothy Plan Large/Mid-Cap Growth Fund has $278,925 in capital losses available to offset future gains that expire in 2009. The Timothy Plan Conservative Growth Fund has $17,917 in capital losses available to offset against future gains that expire in 2009. The Timothy Plan Aggressive Growth Fund has $544,723 in capital losses available to offset against future capital gains that expire in 2009.

       The Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Large/Mid-Cap Growth Fund and the Timothy Plan Aggressive Growth Fund had net realized losses of $10,511, $228,817 and $61,358 respectively, during the period November 1, 2001 through December 31, 2001 which are treated for federal income tax purposes as arising during each Fund's tax year ending December 31, 2002. These "post October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

       F.   Use of Estimates
       In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 - continued


TIMOTHY PLAN FAMILY OF FUNDS

       Note 2 - Purchases and Sales of Securities
       The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2001:

            funds                     purchases                 sales
-----------------------------------------------------------------------------
Agggressive Growth Fund                 $ 5,478,165              $ 2,385,339
-----------------------------------------------------------------------------
Conservative Growth Fund                $ 9,297,610                $ 170,829
-----------------------------------------------------------------------------
Fixed Income Fund                       $ 4,471,921                $ 493,476
-----------------------------------------------------------------------------
Large/Mid-Cap Growth Fund               $ 9,129,077              $ 1,005,272
-----------------------------------------------------------------------------
Large/Mid-Cap Value Fund               $ 12,198,675              $ 3,021,664
-----------------------------------------------------------------------------
Small-Cap Value Fund                   $ 22,929,306             $ 17,719,518
-----------------------------------------------------------------------------
Strategic Growth Fund                  $ 10,428,708                  $ 8,708
-----------------------------------------------------------------------------


       Note 3 - Investment Management Fee and Other Transactions with Affiliates


       Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.15% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:


               funds                           Class A            Class B
--------------------------------------------------------------------------
Agggressive Growth Fund                          1.60%              2.35%
--------------------------------------------------------------------------
Conservative Growth Fund                         1.20%              1.95%
--------------------------------------------------------------------------
Fixed Income Fund                                1.35%              2.10%
--------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                        1.60%              2.35%
--------------------------------------------------------------------------
Large/Mid-Cap Value Fund                           N/A                N/A
--------------------------------------------------------------------------
Small-Cap Value Fund                               N/A                N/A
--------------------------------------------------------------------------
Strategic Growth Fund                            1.25%              2.00%
--------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 - continued


TIMOTHY PLAN FAMILY OF FUNDS

--------------------------------------------------------------------------------


       Note 3 - Investment Management Fee and Other Transactions with Affiliates (Cont.)

       For the year ended December 31, 2001, TPL waived and reimbursed the Funds as follows:

                                                          waivers and
               funds                                     reimbursements
--------------------------------------------------------------------------
Agggressive Growth Fund                                          $ 53,162
--------------------------------------------------------------------------
Conservative Growth Fund                                         $ 27,566
--------------------------------------------------------------------------
Fixed Income Fund                                                $ 32,486
--------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                                        $ 41,329
--------------------------------------------------------------------------
Large/Mid-Cap Value Fund                                              $ -
--------------------------------------------------------------------------
Money Market Fund                                                $ 32,358
--------------------------------------------------------------------------
Small-Cap Value Fund                                                  $ -
--------------------------------------------------------------------------
Strategic Growth Fund                                            $ 19,993
--------------------------------------------------------------------------

       The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2001, the Funds paid TPL under the terms of the Plan as follows:

             funds                   distribution costs      service fees
-----------------------------------------------------------------------------
Aggressive Growth Fund                           $ 7,732             $ 1,169
-----------------------------------------------------------------------------
Conservative Growth Fund                        $ 21,322             $ 4,819
-----------------------------------------------------------------------------
Fixed Income Fund                                $ 9,848             $ 1,509
-----------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                       $ 16,443             $ 2,101
-----------------------------------------------------------------------------
Large/Mid-Cap Value Fund                        $ 46,114             $ 8,598
-----------------------------------------------------------------------------
Small-Cap Value Fund                           $ 160,890            $ 42,936
-----------------------------------------------------------------------------
Strategic Growth Fund                           $ 36,466             $ 9,836
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
       Note 4 - Unrealized Appreciation (Depreciation)
       At December 31, 2001, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:


            funds                    cost              app               dep        net app. / dep.
---------------------------------------------------------------------------------------------------
Aggressive Growth Fund             $ 3,457,056         $ 362,505       $ (125,631)       $ 236,874
---------------------------------------------------------------------------------------------------
Conservative Growth Fund          $ 10,133,365         $ 190,894        $ (61,747)       $ 129,147
---------------------------------------------------------------------------------------------------
Fixed Income Fund                  $ 5,254,664          $ 63,757        $ (97,896)       $ (34,139)
---------------------------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund          $ 9,803,029         $ 636,991       $ (846,710)      $ (209,719)
---------------------------------------------------------------------------------------------------
Large/Mid-Cap Value Fund          $ 16,363,858       $ 1,379,414       $ (385,411)       $ 994,003
---------------------------------------------------------------------------------------------------
Money Market Fund                  $ 2,701,809               N/A              N/A              N/A
---------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $ 27,360,467       $ 7,632,701     $ (1,208,081)     $ 6,424,620
---------------------------------------------------------------------------------------------------
Strategic Growth Fund             $ 11,730,692         $ 192,523       $ (322,063)      $ (129,540)
---------------------------------------------------------------------------------------------------


       Note 5 - Distributions to Shareholders
       The tax character of distributions paid during 2001 and 2000 were as follows:

                                      Aggressive     Conservative    Fixed Income   Large/Mid-Cap
                                      Growth Fund    Growth Fund         Fund        Growth Fund
------------------------------------
2001
Ordinary Income                                $ -         $ 2,303       $ 136,792             $ -
Long-term Capital Gains                          -           7,576               -               -
                                    ---------------------------------------------------------------
                                               $ -         $ 9,879       $ 136,792             $ -
                                    ===============================================================
2000
Ordinary Income                                $ -             $ -        $ 36,130             $ -
Long-term Capital Gains                          -               -               -               -
                                    ---------------------------------------------------------------
                                               $ -             $ -        $ 36,130             $ -
                                    ===============================================================

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                  $ -           $ 333             $ -             $ -
Undistributed Long-term Captial Gains            -               -               -               -
Unrealized Appreciation (Depreciation)     236,874         129,147         (34,139)       (209,719)
                                    ---------------------------------------------------------------
                                         $ 236,874       $ 129,480       $ (34,139)     $ (209,719)
                                    ===============================================================


NOTES TO FINANCIAL STATEMENTS
December 31, 2001 - continued


TIMOTHY PLAN FAMILY OF FUNDS


--------------------------------------------------------------------------------
       Note 5 - Distributions to Shareholders - (Cont.)
       The tax character of distributions paid during 2001 and 2000 were as follows:


                                       Large/Mid-Cap       Money        Small-Cap       Strategic
                                         Value Fund     Market Fund     Value Fund     Growth Fund
--------------------------------------
2001
Ordinary Income                              $ 55,822       $ 61,546        $ 64,519         $ 1,343
Long-term Capital Gains                             -              -          16,332          17,341
                                      ---------------------------------------------------------------
                                             $ 55,822       $ 61,546        $ 80,851        $ 18,684
                                      ===============================================================
2000
Ordinary Income                              $ 23,962       $ 56,658       $ 343,849             $ -
Long-term Capital Gains                         7,328              -       2,050,151               -
                                      ---------------------------------------------------------------
                                             $ 31,290       $ 56,658     $ 2,394,000             $ -
                                      ===============================================================

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                     $ -            $ -             $ -             $ -
Undistributed Long-term Captial Gains               -              -               -             574
Unrealized Appreciation (Depreciation)        994,003              -       6,424,620        (129,540)
                                      ---------------------------------------------------------------
                                            $ 994,003            $ -     $ 6,424,620      $ (128,966)
                                      ===============================================================




REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         To the Shareholders and Board of Trustees
         The Timothy Plan
         Winter Park, Florida

         We have audited the accompanying statements of assets and liabilities of The Timothy Plan (comprising respectively; The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund and The Timothy Strategic Growth Fund), including the portfolios of investments as of December 31, 2001, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.




                                                            TAIT, WELLER & BAKER

         Philadelphia, Pennsylvania
         February 13, 2002